Consolidated Schedule of Investments
(unaudited)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 8.36%, 10/15/30
(a) (b)
.... EUR 884 $ 947,847
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a) (c)
.................... USD 11,500 5,865
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.09%, 04/15/31
(a) (b)
............... EUR 620 637,632
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.17%, 02/25/34
(a) (b)
....... 1,000 1,038,667
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.21%, 01/15/34
(a) (b)
............... 200 220,270
Capital Four CLO III DAC, Series 3X, Class E,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
10.02%, 10/15/34
(a) (b)
.............. 1,020 1,077,373
Contego CLO VIII DAC, Series 8X, Class ER,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
10.02%, 01/25/34
(a) (b)
.............. 1,400 1,465,423
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 7.08%, 12/15/34
(a) (b)
.... 300 312,114
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (3-mo. EURIBOR at 6.11% Floor
+ 6.11%), 10.07%, 10/15/34
(a) (b)
....... 587 608,724
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.68%, 08/15/36
(a) (b)
.... 596 661,685
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 07/15/31
(a) (c)
........ USD 250 247,865
Greene King Finance plc, Series B2,  (1D
GBOIS + 2.12%), 7.39%, 03/15/36
(a) (b)
... GBP 100 99,465
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.53%, 10/15/31
(a) (b)
............... EUR 1,125 1,168,202
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
12.04%, 07/15/32
(a) (b)
.............. 186 193,182
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d)
.......... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
2 DAC, Series 2021-2X, Class E, (3-mo.
EURIBOR at 6.06% Floor + 6.06%),
10.02%, 04/15/34
(a) (b)
.............. EUR 1,223 1,287,869
OCP Euro CLO DAC
(a)(b)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.97%,
01/15/32 .................... 1,347 1,469,567
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.37%,
01/15/32 .................... 900 912,502
Rockfield Park CLO DAC
(a)(b)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.96%, 07/16/34 980 1,028,123
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.92%, 07/16/34 613 643,637
Unique Pub Finance Co. plc (The), Series
N,  6.46%, 03/30/32
(b) (e)
............. GBP 1,395 1,787,427
Total Asset-Backed Securities — 0 .1%
(Cost: $ 27,321,109 ) .............................. 15,813,439
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 21,863,306 )
(f) (g)
................. 2,223,387 $ 8,671,209
Chemicals — 0.1%
Element Solutions, Inc. ............... 522,707 12,095,440
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d) (f)
................. 314,534 3,412,694
Electrical Equipment — 0.0%
SunPower Corp.
(f)
.................. 1,369 6,612
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(f) (h)
........... 24,780 66,411
Financial Services — 0.0%
Block, Inc., Class A
(f)
................. 53,398 4,130,335
Ground Transportation — 0.1%
Uber Technologies, Inc.
(f)
.............. 175,084 10,779,922
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 192,239 5,401,916
Codere New Topco SA
(d) (f) (i)
............ 33,509 —
5,401,916
IT Services — 0.0%
Twilio, Inc., Class A
(f)
................ 26,405 2,003,347
Metals & Mining — 0.2%
Constellium SE, Class A
(f)
............. 1,740,611 34,742,596
Oil, Gas & Consumable Fuels — 0.0%
(f)
KCAD Holdings I Ltd.
(d)
............... 4,067,849,248 40,679
NGL Energy Partners LP
(h)
............. 1,164,883 6,488,398
6,529,077
Pharmaceuticals — 0.1%
Catalent, Inc.
(f)
..................... 324,728 14,590,029
Real Estate Management & Development — 0.0%
(f)
ADLER Group SA
(b) (c)
................ 116,286 68,038
ADLER Group SA .................. 52,611 29,756
97,794
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(f)
........ 171 1,226
Software — 0.1%
Informatica, Inc., Class A
(f) (h)
............ 609,758 17,311,030
Total Common Stocks — 0 .6%
(Cost: $ 136,272,997 ) ............................. 119,839,638
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.8%
(c)
Bombardier, Inc.
7.13% , 06/15/26 ................. USD 42,709 42,509,596
7.88% , 04/15/27 ................. 16,253 16,255,860
6.00% , 02/15/28 ................. 28,557 27,822,385
7.50% , 02/01/29 ................. 9,539 9,697,138
8.75% , 11/15/30 ................. 32,085 34,160,996
7.45% , 05/01/34 ................. 3,949 4,501,860
BWX Technologies, Inc.
4.13% , 06/30/28 ................. 11,804 10,945,731
4.13% , 04/15/29 ................. 11,854 10,816,775

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ..................... USD 1,964 $ 1,838,634
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ..................... 23,068 24,103,523
F-Brasile SpA, Series XR, 7.38%, 08/15/26 . 35,960 35,145,675
Rolls-Royce plc
3.63% , 10/14/25 ................. 7,950 7,635,975
5.75% , 10/15/27 ................. 42,527 42,600,061
Spirit AeroSystems, Inc.
9.38% , 11/30/29 ................. 25,464 27,864,593
9.75% , 11/15/30 ................. 25,014 26,889,400
TransDigm, Inc.
6.25% , 03/15/26 ................. 222,847 222,461,987
6.75% , 08/15/28 ................. 121,524 124,329,017
7.13% , 12/01/31 ................. 58,368 61,164,703
Triumph Group, Inc., 9.00%, 03/15/28 .... 56,406 59,979,038
790,722,947
Air Freight & Logistics — 0.1%
GN Bondco LLC, 9.50%, 10/15/31
(c)
..... 20,135 19,657,599
Automobile Components — 1.7%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(b)
EUR 254 277,556
Clarios Global LP
6.75% , 05/15/25
(c)
................ USD 23,948 24,158,742
4.38% , 05/15/26
(b)
................ EUR 19,380 21,212,398
6.25% , 05/15/26
(c)
................ USD 8,662 8,673,243
8.50% , 05/15/27
(c)
................ 142,979 143,477,425
6.75% , 05/15/28
(c)
................ 48,237 49,212,111
Dana Financing Luxembourg SARL
(b)
3.00% , 07/15/29 ................. EUR 557 542,035
8.50% , 07/15/31 ................. 1,506 1,815,935
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... USD 5,668 5,611,320
Forvia SE
(b)
7.25% , 06/15/26 ................. EUR 767 896,475
2.75% , 02/15/27 ................. 1,267 1,336,577
3.75% , 06/15/28 ................. 1,579 1,705,900
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................. USD 2,350 2,220,341
5.63% , 04/30/33 ................. 2,655 2,379,910
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(b)
. EUR 632 529,189
Icahn Enterprises LP
4.75% , 09/15/24 ................. USD 7,437 7,391,699
6.25% , 05/15/26 ................. 9,181 8,759,691
5.25% , 05/15/27 ................. 40,942 36,775,087
9.75% , 01/15/29
(c)
................ 17,894 18,255,459
4.38% , 02/01/29 ................. 10,369 8,658,737
IHO Verwaltungs GmbH
(b)(j)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26 .................... EUR 253 274,980
3.88% , ( 3.88 % Cash or 4.63 % PIK),
05/15/27
(a)
................... 1,911 2,060,700
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
................... 1,305 1,566,611
Tenneco, Inc., 8.00%, 11/17/28
(c)
....... USD 1,467 1,252,451
ZF Europe Finance BV
(b)
2.50% , 10/23/27 ................. EUR 2,100 2,164,708
6.13% , 03/13/29 ................. 1,200 1,406,265
ZF Finance GmbH
(b)
5.75% , 08/03/26 ................. 2,900 3,305,502
2.00% , 05/06/27 ................. 1,200 1,222,375
357,143,422
Automobiles — 0.1%
Ford Motor Co.
3.25% , 02/12/32 ................. USD 1,918 1,595,208
6.10% , 08/19/32 ................. 16,489 16,621,425
Security
Par (000)
Par (000) Value
Automobiles (continued)
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a) (b)
......... EUR 8,300 $ 8,860,413
27,077,046
Banks — 1.9%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a) (b) (k)
. 2,200 2,421,695
Banco BPM SpA
(a)(b)
(3-mo. EURIBOR + 2.80%), 6.00% ,
06/14/28 .................... 2,375 2,742,797
(5-Year EUR Swap Annual + 5.42%),
5.00% , 09/14/30 ............... 882 985,493
(5-Year EUR Swap Annual + 3.17%),
2.88% , 06/29/31 ............... 1,950 2,034,304
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ............... 1,249 1,301,950
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (b)
.............. 1,600 1,849,994
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
..................... 600 626,719
(1-Year EUR Swap Annual + 2.40%),
5.25% , 02/07/29 ............... 600 683,658
(5-Year EUR Swap Annual + 2.95%),
2.50% , 04/15/31 ............... 2,200 2,292,562
(5-Year EUR Swap Annual + 3.15%),
6.00% , 08/16/33 ............... 1,400 1,562,361
Banco Espirito Santo SA
(b)(f)(l)
2.63% , 05/08/17 ................. 10,400 2,985,081
4.75% , 01/15/18 ................. 12,300 3,530,432
4.00% , 01/21/23 ................. 12,000 3,444,324
Banco Santander SA, 6.92%, 08/08/33 .... USD 11,200 11,935,455
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a) (b)
... EUR 800 810,299
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(a) (b) (k)
........ 2,222 2,483,276
Bankinter SA
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(a) (b) (k)
............. 2,200 2,459,049
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a) (k)
.................... USD 1,037 1,029,870
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a) (b) (k)
................... GBP 449 550,856
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a) (k)
.................... USD 800 765,168
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a) (b) (k)
GBP 600 725,951
5.20% , 05/12/26 ................. USD 7,800 7,749,432
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a) (k)
.................... 7,990 6,211,470
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a) (k)
.................... 12,345 12,115,535
(USISSO05 + 5.78%), 9.63%
(a) (k)
...... 60,665 63,015,769
BNP Paribas SA
(a)(k)
(USISOA05 + 4.15%), 6.63%
(c)
....... 400 397,006
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(c)
..................... 25,100 26,285,322
(5-Year EUR Swap Annual + 4.65%),
6.88%
(b)
..................... EUR 1,200 1,371,053

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(b)
............... EUR 1,000 $ 1,173,841
CaixaBank SA
(a)(b)(k)
(5-Year EUR Swap Annual + 6.50%), 6.75% 2,200 2,426,043
(5-Year EUR Swap Annual + 4.50%), 5.25% 800 819,131
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 640,843
Citigroup, Inc.
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(k)
..................... USD 19,506 19,917,576
(1-day SOFR + 2.66%), 6.17% , 05/25/34 23,600 24,420,696
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 5,000 5,319,659
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 .................... GBP 200 270,799
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.68%), 4.38%
(a) (b) (k)
.... EUR 1,400 1,445,071
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a) (c) (k)
.............. USD 13,270 11,256,925
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ..................... 23,131 22,354,338
HSBC Holdings plc
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
..................... 6,310 5,262,626
(1-day SOFR + 3.02%), 7.40% , 11/13/34 42,335 46,440,172
ING Groep NV
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 1,105 1,031,555
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 1,367 1,105,561
Intesa Sanpaolo SpA
5.71% , 01/15/26
(c)
................ 3,890 3,870,504
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a) (b) (k)
............. EUR 700 848,921
5.15% , 06/10/30
(b)
................ GBP 2,025 2,333,782
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (c)
.................. USD 9,505 7,837,521
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (c)
.................. 7,665 5,457,651
KBC Group NV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.69%), 4.75% EUR 600 660,870
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00% ................ 1,000 1,172,395
Lloyds Banking Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)
............... 1,829 1,966,090
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 13,055 13,081,084
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a) (b) (k)
.............. GBP 1,248 1,585,736
Societe Generale SA
(a)(k)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
USD 763 762,433
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(c)
.................... 10,000 10,685,140
(5-Year EUR Swap Annual + 5.23%),
7.88%
(b)
..................... EUR 800 909,798
UniCredit SpA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(k)
............... 600 681,088
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 2.40%),
2.00% , 09/23/29 ............... EUR 1,658 $ 1,786,366
(5-Year EUR Swap Annual + 2.80%),
2.73% , 01/15/32 ............... 2,200 2,276,654
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(a) (k)
............... USD 25,985 27,266,346
391,434,096
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL
5.00% , 04/01/28 ................. EUR 404 428,929
6.25% , 04/01/28 ................. GBP 2,128 2,547,484
Grifols SA
1.63% , 02/15/25 ................. EUR 348 375,074
3.20% , 05/01/25 ................. 910 980,615
3.88% , 10/15/28 ................. 1,038 1,045,545
5,377,647
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(c)
..... USD 6,076 5,131,355
Go Daddy Operating Co. LLC
(c)
5.25% , 12/01/27 ................. 6,055 5,933,344
3.50% , 03/01/29 ................. 8,073 7,311,690
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 ................. 11,838 10,996,492
8.25% , 08/01/31 ................. 13,693 14,291,443
Marks & Spencer plc, 3.75%, 05/19/26
(b)
... GBP 194 239,512
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 ................. USD 9,281 8,886,557
5.63% , 02/15/29 ................. 72 69,930
4.13% , 08/01/30 ................. 2,949 2,675,941
3.63% , 10/01/31 ................. 7,705 6,657,274
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 4,684 4,501,075
66,694,613
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00% , 09/30/27 ................. 15,701 15,151,465
6.38% , 06/15/30 ................. 20,207 20,358,423
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 10,699 10,859,797
HT Troplast GmbH, 9.38%, 07/15/28
(b)
.... EUR 1,914 2,143,323
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... USD 2,204 2,132,005
JELD-WEN, Inc., 4.63%, 12/15/25
(c)
..... 18,458 17,858,115
Masonite International Corp.
(c)
5.38% , 02/01/28 ................. 1,189 1,141,440
3.50% , 02/15/30 ................. 5,572 4,829,921
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 ................. 9,760 9,310,161
9.75% , 07/15/28 ................. 9,352 9,352,000
PCF GmbH, 4.75%, 04/15/26
(b)
........ EUR 1,203 960,992
Standard Industries, Inc.
2.25% , 11/21/26
(b)
................ 5,031 5,234,619
5.00% , 02/15/27
(c)
................ USD 6,723 6,554,500
4.75% , 01/15/28
(c)
................ 3,332 3,207,698
4.38% , 07/15/30
(c)
................ 26,100 23,969,932
3.38% , 01/15/31
(c)
................ 10,712 9,215,218
Summit Materials LLC
(c)
5.25% , 01/15/29 ................. 1,574 1,522,845
7.25% , 01/15/31 ................. 27,788 29,280,327
173,082,781
Capital Markets — 1.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 7,264 7,637,319
Ares Capital Corp., 7.00%, 01/15/27 ..... 8,270 8,506,492

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Aretec Group, Inc., 10.00%, 08/15/30
(c)
.... USD 4,995 $ 5,307,937
Blackstone Private Credit Fund
7.05% , 09/29/25 ................. 5,372 5,466,977
3.25% , 03/15/27 ................. 5,766 5,289,417
Blue Owl Capital Corp.
3.75% , 07/22/25 ................. 9,307 8,914,432
3.40% , 07/15/26 ................. 3,430 3,188,835
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
8,916 9,185,642
Blue Owl Credit Income Corp.
5.50% , 03/21/25 ................. 10,277 10,131,631
3.13% , 09/23/26 ................. 4,472 4,083,955
7.75% , 09/16/27 ................. 18,688 19,268,175
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 9,295 8,780,249
Deutsche Bank AG
(a)(b)(k)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00% ............... EUR 200 240,490
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75% ................ 2,000 2,047,942
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... USD 1,189 1,093,759
Lehman Brothers Holdings, Inc.
5.38% , 10/17/12
(f) (l)
............... EUR 4,550 20,092
4.75% , 01/16/14
(f) (l)
............... 14,545 64,228
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/14
(a) (f) (l)
.................. 22,800 100,680
0.00% , 12/30/16 ................. USD 1,000 1,000
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... 6,510 6,919,707
Northern Trust Corp., 6.13%, 11/02/32 .... 4,956 5,321,921
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
.................... 9,943 10,473,121
Sherwood Financing plc, 6.00%, 11/15/26
(b)
. GBP 156 177,055
UBS Group AG
(a)(k)
(5-Year USD Swap Semi + 4.87%), 7.00%
(b)
USD 2,496 2,476,881
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
1,299 1,275,046
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(c)
..................... 27,852 30,046,097
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(c)
..................... 13,275 10,484,315
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(c)
..................... 33,363 36,975,045
Vivion Investments SARL, 3.00%, 08/08/24
(b)
EUR 1,100 1,135,073
204,613,513
Chemicals — 2.2%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ USD 8,915 7,683,997
Avient Corp., 7.13%, 08/01/30
(c)
........ 2,728 2,837,827
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
............... 20,223 21,208,529
Axalta Coating Systems LLC
(c)
4.75% , 06/15/27 ................. 14,625 14,212,250
3.38% , 02/15/29 ................. 13,666 12,264,268
Celanese US Holdings LLC, 6.70%, 11/15/33 5,914 6,414,313
Chemours Co. (The)
(c)
5.75% , 11/15/28 ................. 7,985 7,605,757
4.63% , 11/15/29 ................. 5,052 4,435,423
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 85,006 78,259,643
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
.................... EUR 2,166 2,217,797
Gates Global LLC, 6.25%, 01/15/26
(c)
..... USD 20,177 20,076,115
HB Fuller Co., 4.25%, 10/15/28 ........ 5,994 5,604,711
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 18,870 15,480,693
Herens Midco SARL, 5.25%, 05/15/29
(b)
... EUR 1,743 1,154,457
Security
Par (000)
Par (000) Value
Chemicals (continued)
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... USD 27,220 $ 26,027,753
INEOS Quattro Finance 2 plc
(b)
2.50% , 01/15/26 ................. EUR 100 106,658
8.50% , 03/15/29 ................. 947 1,101,706
Ingevity Corp., 3.88%, 11/01/28
(c)
....... USD 4,329 3,876,760
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
. 17,300 12,596,253
Kronos International, Inc., 3.75%, 09/15/25
(b)
EUR 2,957 3,119,938
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. USD 7,757 6,559,595
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
7,620 7,328,078
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(b)
EUR 682 766,871
Nobian Finance BV, 3.63%, 07/15/26
(b)
.... 2,041 2,157,403
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. USD 755 748,401
Olympus Water US Holding Corp.
9.63% , 11/15/28
(b)
................ EUR 2,525 2,982,597
9.75% , 11/15/28
(c)
................ USD 63,218 67,099,143
SCIL IV LLC
5.38% , 11/01/26
(c)
................ 12,478 11,978,031
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.34% , 11/01/26
(a) (b)
............. EUR 512 565,087
9.50% , 07/15/28
(b)
................ 1,316 1,547,230
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................. USD 5,027 4,466,540
4.00% , 04/01/31 ................. 3,126 2,652,116
4.38% , 02/01/32 ................. 3,362 2,840,957
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 26,320 22,832,600
Synthomer plc, 3.88%, 07/01/25
(b)
....... EUR 2,222 2,417,948
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 ................. USD 8,077 7,770,888
5.63% , 08/15/29 ................. 58,190 51,204,694
7.38% , 03/01/31 ................. 18,015 18,020,495
460,223,522
Commercial Services & Supplies — 3.5%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 ................. 4,578 4,212,905
4.88% , 07/15/32 ................. 10,320 9,545,897
Allied Universal Holdco LLC
6.63% , 07/15/26
(c)
................ 68,818 68,456,630
9.75% , 07/15/27
(c)
................ 30,219 29,611,501
3.63% , 06/01/28
(b)
................ EUR 920 889,828
4.63% , 06/01/28
(c)
................ USD 79,375 72,361,360
4.88% , 06/01/28
(b)
................ GBP 1,890 2,023,634
6.00% , 06/01/29
(c)
................ USD 59,202 48,267,040
APi Group DE, Inc.
(c)
4.13% , 07/15/29 ................. 11,298 10,280,685
4.75% , 10/15/29 ................. 6,702 6,295,323
APX Group, Inc.
(c)
6.75% , 02/15/27 ................. 6,383 6,367,042
5.75% , 07/15/29 ................. 11,584 10,799,227
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 39,203 38,028,474
Ashtead Capital, Inc., 5.95%, 10/15/33
(c)
... 16,915 17,232,996
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.63% , 05/15/28 ............... EUR 1,069 1,144,129
(3-mo. EURIBOR + 5.50%), 9.50% ,
05/15/28 .................... 1,351 1,469,065
Clean Harbors, Inc.
(c)
4.88% , 07/15/27 ................. USD 7,403 7,254,142
5.13% , 07/15/29 ................. 4,198 4,012,710
6.38% , 02/01/31 ................. 6,416 6,519,009
Covanta Holding Corp.
4.88% , 12/01/29
(c)
................ 5,084 4,441,840
5.00% , 09/01/30 ................. 4,765 4,055,777
Garda World Security Corp.
(c)
4.63% , 02/15/27 ................. 15,757 15,192,735

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
9.50% , 11/01/27 ................. USD 5,833 $ 5,880,533
7.75% , 02/15/28 ................. 36,398 37,657,708
6.00% , 06/01/29 ................. 1,562 1,400,142
GFL Environmental, Inc.
(c)
4.25% , 06/01/25 ................. 6,270 6,177,349
3.75% , 08/01/25 ................. 13,794 13,471,313
5.13% , 12/15/26 ................. 21,593 21,364,162
4.00% , 08/01/28 ................. 11,119 10,278,321
3.50% , 09/01/28 ................. 3,331 3,078,047
4.75% , 06/15/29 ................. 30,488 28,718,476
4.38% , 08/15/29 ................. 9,793 9,037,809
6.75% , 01/15/31 ................. 40,311 41,531,657
Intrum AB
(b)
3.13% , 07/15/24 ................. EUR 915 989,130
4.88% , 08/15/25 ................. 1,834 1,887,981
3.50% , 07/15/26 ................. 400 373,135
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 5,421 5,412,869
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 21,275 19,838,889
Paprec Holding SA
(b)
6.50% , 11/17/27 ................. EUR 633 746,598
3.50% , 07/01/28 ................. 1,240 1,314,142
7.25% , 11/17/29 ................. 668 789,981
Prime Security Services Borrower LLC
(c)
5.75% , 04/15/26 ................. USD 15,395 15,478,410
6.25% , 01/15/28 ................. 26,609 26,453,833
Q-Park Holding I BV
(b)
1.50% , 03/01/25 ................. EUR 1,118 1,206,767
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.97% , 03/01/26
(a)
.............. 533 585,495
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... USD 4,208 3,818,211
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
............... EUR 2,110 2,317,770
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(b)
............... 2,251 2,426,306
Verisure Holding AB
(b)
3.88% , 07/15/26 ................. 1,425 1,541,823
3.25% , 02/15/27 ................. 2,381 2,518,187
9.25% , 10/15/27 ................. 1,307 1,547,860
7.13% , 02/01/28 ................. 146 169,217
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... USD 79,602 76,616,925
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 ................. 2,604 2,459,548
7.38% , 10/01/31 ................. 19,727 20,688,829
736,239,372
Communications Equipment — 0.4%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 27,600 22,494,000
CommScope, Inc.
6.00% , 03/01/26 ................. 10,889 9,707,326
4.75% , 09/01/29 ................. 16,107 10,814,329
Viasat, Inc.
5.63% , 09/15/25 ................. 29,081 28,355,124
5.63% , 04/15/27 ................. 11,110 10,748,925
7.50% , 05/30/31 ................. 2,102 1,650,070
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 11,029 9,655,228
93,425,002
Construction & Engineering — 0.6%
Arcosa, Inc., 4.38%, 04/15/29
(c)
........ 19,523 18,183,332
Azzurra Aeroporti SpA
(b)
2.13% , 05/30/24 ................. EUR 4,012 4,379,885
2.63% , 05/30/27 ................. 574 589,920
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
.................... USD 85,704 90,634,551
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.. USD 5,838 $ 5,417,194
Heathrow Finance plc
(b)(e)
4.75% , 03/01/24 ................. GBP 972 1,234,301
5.75% , 03/03/25 ................. 772 975,419
3.88% , 03/01/27 ................. 549 644,675
4.13% , 09/01/29 ................. 817 899,500
MasTec, Inc., 4.50%, 08/15/28
(c)
........ USD 1,723 1,618,002
Pike Corp., 8.63%, 01/31/31
(c)
......... 5,328 5,598,881
Webuild SpA, 7.00%, 09/27/28
(b)
........ EUR 1,295 1,500,121
131,675,781
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 ................. USD 25,291 24,900,998
8.88% , 11/15/31 ................. 52,307 54,983,863
79,884,861
Consumer Finance — 1.2%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
.................... 8,358 8,664,530
Capital One Financial Corp., (1-day SOFR +
2.86%), 6.38%, 06/08/34
(a)
.......... 5,390 5,547,375
Encore Capital Group, Inc.
(b)
4.88% , 10/15/25 ................. EUR 100 109,936
5.38% , 02/15/26 ................. GBP 1,000 1,210,866
4.25% , 06/01/28 ................. 526 571,572
Ford Motor Credit Co. LLC
2.75% , 06/14/24 ................. 1,819 2,285,094
6.86% , 06/05/26 ................. 1,382 1,815,928
7.35% , 03/06/30 ................. USD 22,308 23,965,505
7.20% , 06/10/30 ................. 27,865 29,677,515
Global Aircraft Leasing Co. Ltd.
(c)(j)
Series 2021, 6.50% , ( 6.50 % Cash or 7.25%
PIK), 09/15/24
(a)
............... 12,476 11,727,863
6.50% , ( 6.50 % Cash or 7.25 % PIK),
09/15/24 .................... 6,772 6,365,493
Macquarie Airfinance Holdings Ltd.
(c)
8.38% , 05/01/28 ................. 6,216 6,510,328
8.13% , 03/30/29 ................. 11,529 12,050,370
Navient Corp.
5.50% , 03/15/29 ................. 105 96,825
9.38% , 07/25/30 ................. 19,289 20,208,641
OneMain Finance Corp.
6.88% , 03/15/25 ................. 12,547 12,701,077
7.13% , 03/15/26 ................. 13,399 13,650,754
6.63% , 01/15/28 ................. 10,840 10,943,403
9.00% , 01/15/29 ................. 19,777 20,908,818
5.38% , 11/15/29 ................. 12,288 11,506,462
7.88% , 03/15/30 ................. 23,188 23,869,055
4.00% , 09/15/30 ................. 11,397 9,753,044
SLM Corp., 3.13%, 11/02/26 .......... 8,715 8,126,171
Volkswagen International Finance NV
(a)(b)(k)
Series PNC5, (5-Year EUR Swap Annual +
4.29%), 7.50% ................ EUR 500 599,583
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,200 1,212,340
244,078,548
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 ................. USD 11,596 11,273,663
5.88% , 02/15/28 ................. 7,279 7,283,884
6.50% , 02/15/28 ................. 8,976 9,083,245
3.50% , 03/15/29 ................. 26,203 23,791,853
4.88% , 02/15/30 ................. 10,656 10,201,273
Bellis Acquisition Co. plc
(b)
3.25% , 02/16/26 ................. GBP 3,199 3,775,504
4.50% , 02/16/26 ................. 4,678 5,631,876

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.93%, 07/01/26
(a) (b)
EUR 891 $ 979,872
Market Bidco Finco plc, 5.50%, 11/04/27
(b)
.. GBP 2,354 2,640,463
Performance Food Group, Inc.
(c)
5.50% , 10/15/27 ................. USD 1,942 1,913,488
4.25% , 08/01/29 ................. 24,571 22,536,347
Picard Groupe SAS, 3.88%, 07/01/26
(b)
... EUR 1,480 1,588,709
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 4,464 3,613,787
US Foods, Inc.
(c)
6.88% , 09/15/28 ................. 9,504 9,783,043
4.75% , 02/15/29 ................. 3,219 3,057,227
4.63% , 06/01/30 ................. 7,285 6,789,339
7.25% , 01/15/32 ................. 13,066 13,624,078
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 ................. 1,836 1,616,178
4.80% , 11/18/44 ................. 5,876 4,895,752
4.10% , 04/15/50 ................. 8,812 6,399,033
150,478,614
Containers & Packaging — 2.6%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(c)
................ 20,128 20,055,891
3.25% , 09/01/28
(c)
................ 840 734,852
3.00% , 09/01/29
(b)
................ EUR 5,516 4,893,432
4.00% , 09/01/29
(c)
................ USD 69,274 58,638,813
Ardagh Packaging Finance plc
5.25% , 04/30/25
(c)
................ 27,688 26,927,183
2.13% , 08/15/26
(b)
................ EUR 9,262 9,090,927
2.13% , 08/15/26
(b)
................ 3,540 3,474,735
4.13% , 08/15/26
(c)
................ USD 25,857 23,594,513
4.75% , 07/15/27
(b)
................ GBP 2,172 2,001,735
5.25% , 08/15/27
(c)
................ USD 3,566 2,770,300
Ball Corp.
6.00% , 06/15/29 ................. 9,471 9,671,530
3.13% , 09/15/31 ................. 5,116 4,410,959
Canpack SA, 3.13%, 11/01/25
(c)
........ 7,284 6,924,352
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ................. 18,009 17,713,110
8.75% , 04/15/30 ................. 41,455 38,651,262
Crown Americas LLC
4.75% , 02/01/26 ................. 69 68,344
4.25% , 09/30/26 ................. 3,032 2,941,046
5.25% , 04/01/30 ................. 2,952 2,907,230
Crown European Holdings SA
(b)
3.38% , 05/15/25 ................. EUR 1,046 1,144,628
5.00% , 05/15/28 ................. 672 768,720
Fiber Bidco SpA, 11.00%, 10/25/27
(b)
..... 2,028 2,440,304
Graphic Packaging International LLC
4.75% , 07/15/27
(c)
................ USD 2,203 2,136,910
3.50% , 03/15/28
(c)
................ 269 249,607
2.63% , 02/01/29
(b)
................ EUR 4,253 4,323,970
Kleopatra Finco SARL
(b)
4.25% , 03/01/26 ................. 2,329 2,112,364
4.25% , 03/01/26 ................. 130 117,908
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(b)
501 287,601
LABL, Inc.
(c)
6.75% , 07/15/26 ................. USD 1,209 1,175,637
5.88% , 11/01/28 ................. 10,902 9,877,484
9.50% , 11/01/28 ................. 23,408 23,642,080
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 08/15/26 ................. 158,815 161,623,008
9.25% , 04/15/27 ................. 3,331 3,269,559
OI European Group BV
6.25% , 05/15/28
(c)
................ EUR 6,765 7,811,760
6.25% , 05/15/28
(b)
................ 1,289 1,488,449
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 ................. USD 1,272 $ 1,272,159
7.25% , 05/15/31 ................. 14,066 14,261,377
Sealed Air Corp.
(c)
4.00% , 12/01/27 ................. 3,065 2,876,716
6.13% , 02/01/28 ................. 7,690 7,756,226
5.00% , 04/15/29 ................. 3,569 3,451,276
7.25% , 02/15/31 ................. 7,984 8,465,435
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
7,398 7,915,860
Trivium Packaging Finance BV
5.50% , 08/15/26
(c) (e)
............... 37,098 36,397,178
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.75% , 08/15/26
(a) (b)
............. EUR 927 1,019,780
8.50% , 08/15/27
(c) (e)
............... USD 12,431 12,188,580
553,544,790
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 6,866 6,120,828
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 18,559 17,895,813
Resideo Funding, Inc., 4.00%, 09/01/29 ... 3,756 3,277,110
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 4,247 4,372,594
31,666,345
Diversified Consumer Services — 0.4%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 2,623 2,607,221
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 5,670 5,127,551
Rekeep SpA, 7.25%, 02/01/26
(b)
........ EUR 3,034 2,993,887
Service Corp. International
5.13% , 06/01/29 ................. USD 1,427 1,398,460
3.38% , 08/15/30 ................. 4,789 4,176,468
4.00% , 05/15/31 ................. 18,917 16,940,174
Sotheby's
(c)
7.38% , 10/15/27 ................. 39,331 37,930,667
5.88% , 06/01/29 ................. 16,550 14,313,427
TUI Cruises GmbH, 6.50%, 05/15/26
(b)
.... EUR 1,452 1,578,891
87,066,746
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. USD 4,484 3,746,884
HAT Holdings I LLC
(c)
3.38% , 06/15/26 ................. 6,300 5,921,175
8.00% , 06/15/27 ................. 6,663 6,938,475
Highwoods Realty LP, 7.65%, 02/01/34 ... 3,270 3,527,686
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 11,182 10,242,462
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
... GBP 1,232 1,508,004
MPT Operating Partnership LP
2.50% , 03/24/26 ................. 13,667 14,129,534
4.63% , 08/01/29 ................. USD 22,310 16,042,249
3.50% , 03/15/31 ................. 33,343 20,846,947
VICI Properties LP
4.63% , 12/01/29
(c)
................ 29,616 27,905,662
4.95% , 02/15/30 ................. 11,792 11,442,014
4.13% , 08/15/30
(c)
................ 15,110 13,764,081
5.63% , 05/15/52 ................. 15,111 14,488,578
150,503,751
Diversified Telecommunication Services — 5.0%
Altice Financing SA, 11.50%, 02/01/27 .... EUR 1,736 1,921,248
Altice France SA
2.50% , 01/15/25
(b)
................ 945 1,002,488
2.13% , 02/15/25
(b)
................ 278 295,266
5.88% , 02/01/27
(b)
................ 985 965,633
8.13% , 02/01/27
(c)
................ USD 23,134 21,325,625
3.38% , 01/15/28
(b)
................ EUR 672 584,543
5.13% , 01/15/29
(c)
................ USD 9,988 7,768,143

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.00% , 07/15/29
(b)
................ EUR 1,578 $ 1,352,166
5.13% , 07/15/29
(c)
................ USD 38,534 29,980,192
5.50% , 10/15/29
(c)
................ 38,344 30,066,466
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87% , 08/18/80
(b)
.............. EUR 376 395,369
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25% ,
11/23/81
(c)
................... USD 840 774,822
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88% ,
11/23/81
(c)
................... 628 536,876
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83
(b)
................... GBP 1,835 2,466,083
CCO Holdings LLC
(c)
5.13% , 05/01/27 ................. USD 13,765 13,299,325
5.00% , 02/01/28 ................. 19,853 18,995,005
5.38% , 06/01/29 ................. 10,358 9,763,309
6.38% , 09/01/29 ................. 39,039 38,498,806
4.75% , 03/01/30 ................. 14,991 13,698,249
4.50% , 08/15/30 ................. 7,671 6,915,285
4.25% , 02/01/31 ................. 38,526 33,669,035
7.38% , 03/01/31 ................. 94,314 96,800,494
4.75% , 02/01/32 ................. 15,080 13,299,957
4.25% , 01/15/34 ................. 21,486 17,460,104
Cellnex Telecom SA
(b)
2.13% , 08/11/30
(m)
................ EUR 3,300 3,743,377
1.75% , 10/23/30 ................. 1,000 966,475
0.75% , 11/20/31
(m)
................ 2,600 2,388,210
eircom Finance DAC, 1.75%, 11/01/24
(b)
... 580 629,384
Frontier Communications Holdings LLC
(c)
5.88% , 10/15/27 ................. USD 14,491 13,999,772
5.00% , 05/01/28 ................. 28,027 25,901,906
8.75% , 05/15/30 ................. 76,702 78,904,012
8.63% , 03/15/31 ................. 6,316 6,439,806
Iliad Holding SASU
(c)
6.50% , 10/15/26 ................. 50,044 49,946,089
7.00% , 10/15/28 ................. 17,404 17,318,530
Iliad SA
(b)
5.38% , 06/14/27 ................. EUR 3,000 3,394,646
1.88% , 02/11/28 ................. 400 403,798
5.38% , 02/15/29 ................. 3,200 3,620,956
5.63% , 02/15/30 ................. 800 912,658
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(b)
.................... 2,808 2,864,052
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
1,071 1,102,523
Level 3 Financing, Inc.
(c)
3.40% , 03/01/27 ................. USD 49,426 47,448,960
4.63% , 09/15/27 ................. 58,281 34,968,600
3.63% , 01/15/29 ................. 5,169 2,636,190
11.00% , 11/15/29
(n)
............... 33,982 33,981,501
10.50% , 05/15/30 ................ 51,310 49,754,525
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 4,088 4,400,079
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
USD 24,694 15,936,767
RCS & RDS SA
(b)
2.50% , 02/05/25 ................. EUR 2,900 3,120,586
3.25% , 02/05/28 ................. 300 294,546
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 2,250 2,129,738
Telecom Italia Capital SA
6.38% , 11/15/33 ................. 11,167 10,922,525
6.00% , 09/30/34 ................. 16,623 15,786,501
7.20% , 07/18/36 ................. 21,437 21,518,975
7.72% , 06/04/38 ................. 9,845 10,025,567
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Telecom Italia SpA
4.00% , 04/11/24
(b)
................ EUR 909 $ 998,674
5.30% , 05/30/24
(c)
................ USD 1,907 1,898,130
2.75% , 04/15/25
(b)
................ EUR 1,013 1,087,660
3.00% , 09/30/25
(b)
................ 1,000 1,074,943
3.63% , 05/25/26
(b)
................ 200 216,837
2.38% , 10/12/27
(b)
................ 1,012 1,041,896
6.88% , 02/15/28
(b)
................ 1,732 2,031,934
7.88% , 07/31/28
(b)
................ 2,520 3,085,187
1.63% , 01/18/29
(b)
................ 100 95,118
5.25% , 03/17/55 ................. 400 406,854
Uniti Group LP, 10.50%, 02/15/28
(c)
...... USD 49,605 50,289,797
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
................ GBP 777 918,599
4.50% , 08/15/30
(c)
................ USD 4,260 3,792,678
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 ................. 148,930 119,408,291
6.13% , 03/01/28 ................. 42,844 31,467,204
1,045,109,545
Electric Utilities — 0.9%
Alexander Funding Trust II, 7.47%, 07/31/28
(c)
10,540 11,067,391
EDP - Energias de Portugal SA
(a)(b)
(5-Year EUR Swap Annual + 1.84%),
1.70% , 07/20/80 ............... EUR 800 843,294
(5-Year EUR Swap Annual + 2.38%),
1.88% , 08/02/81 ............... 2,700 2,772,018
(5-Year EUR Swap Annual + 3.18%),
5.94% , 04/23/83 ............... 400 458,166
FirstEnergy Corp., 2.65%, 03/01/30 ...... USD 3,043 2,628,939
Naturgy Finance BV, (5-Year EUR Swap Annual
+ 2.44%), 2.37%
(a) (b) (k)
............. EUR 2,100 2,109,648
NextEra Energy Operating Partners LP
(c)
4.25% , 09/15/24 ................. USD 106 102,555
3.88% , 10/15/26 ................. 3,849 3,664,710
7.25% , 01/15/29 ................. 10,046 10,517,228
NRG Energy, Inc.
6.63% , 01/15/27 ................. 2,000 2,004,302
7.00% , 03/15/33
(c)
................ 10,345 10,934,200
Pacific Gas & Electric Co., 6.95%, 03/15/34 . 24,975 27,432,786
Palomino Funding Trust I, 7.23%, 05/17/28
(c)
8,795 9,262,505
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 8,196 7,752,265
PG&E Corp., 4.25%, 12/01/27
(c) (m)
....... 51,430 53,898,640
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 ................. 21,024 21,835,295
6.95% , 10/15/33 ................. 13,530 14,239,459
181,523,401
Electrical Equipment — 0.5%
(c)
Regal Rexnord Corp.
6.05% , 04/15/28 ................. 26,105 26,425,476
6.30% , 02/15/30 ................. 11,435 11,731,294
6.40% , 04/15/33 ................. 11,535 12,022,580
Sensata Technologies BV
4.00% , 04/15/29 ................. 4,683 4,351,983
5.88% , 09/01/30 ................. 4,980 4,947,711
Vertiv Group Corp., 4.13%, 11/15/28 ..... 37,083 34,791,990
94,271,034
Electronic Equipment, Instruments & Components — 0.3%
(c)
Coherent Corp., 5.00%, 12/15/29 ....... 24,935 23,682,141
Sensata Technologies, Inc.
4.38% , 02/15/30 ................. 35,122 32,574,338
3.75% , 02/15/31 ................. 7,654 6,741,110
62,997,589

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 4.1%
Archrock Partners LP
(c)
6.88% , 04/01/27 ................. USD 6,263 $ 6,278,658
6.25% , 04/01/28 ................. 46,172 45,479,420
Borr IHC Ltd.
(c)
10.00% , 11/15/28 ................ 20,532 21,456,556
10.38% , 11/15/30 ................ 11,242 11,596,826
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 13,913 13,421,225
Nabors Industries Ltd.
(c)
7.25% , 01/15/26 ................. 5,561 5,345,289
7.50% , 01/15/28 ................. 12,079 10,445,305
Nabors Industries, Inc.
5.75% , 02/01/25 ................. 38,613 38,600,132
7.38% , 05/15/27
(c)
................ 11,189 10,961,676
9.13% , 01/31/30
(c)
................ 16,497 16,563,978
Nine Energy Service, Inc., 13.00%, 02/01/28 4,956 4,373,670
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 15,377 16,000,583
Oceaneering International, Inc., 6.00%,
02/01/28
(c)
.................... 4,248 4,117,501
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 5,895 6,245,174
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 703 677,924
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
... 11,001 11,477,673
Tervita Corp., 11.00%, 12/01/25
(c)
....... 5,460 5,733,000
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
. 7,719 7,834,527
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 6,125 6,354,611
Transocean, Inc.
(c)
7.50% , 01/15/26 ................. 33,088 32,507,667
11.50% , 01/30/27 ................ 29,818 31,159,810
8.00% , 02/01/27 ................. 20,022 19,521,450
8.75% , 02/15/30 ................. 52,381 54,725,703
USA Compression Partners LP
6.88% , 04/01/26 ................. 30,184 30,056,693
6.88% , 09/01/27 ................. 15,940 15,751,063
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 44,528 45,620,717
Vallourec SACA, 8.50%, 06/30/26
(b)
...... EUR 1,994 2,212,005
Vantage Drilling International, 9.50%,
02/15/28
(c)
.................... USD 15,723 15,487,372
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 ................. 41,278 41,686,528
9.50% , 02/01/29 ................. 133,251 141,001,811
8.38% , 06/01/31 ................. 75,869 75,829,723
9.88% , 02/01/32 ................. 68,568 71,423,103
Weatherford International Ltd.
(c)
6.50% , 09/15/28 ................. 6,069 6,280,316
8.63% , 04/30/30 ................. 23,348 24,376,690
850,604,379
Entertainment — 0.5%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 12,501 9,351,998
Live Nation Entertainment, Inc.
(c)
4.88% , 11/01/24 ................. 420 416,216
5.63% , 03/15/26 ................. 2,984 2,956,726
6.50% , 05/15/27 ................. 56,254 57,239,683
4.75% , 10/15/27 ................. 16,840 16,146,781
3.75% , 01/15/28 ................. 6,495 6,057,189
Odeon Finco plc, 12.75%, 11/01/27
(c)
..... 3,721 3,778,270
Pinewood Finance Co. Ltd., 3.63%, 11/15/27
(b)
GBP 560 655,390
Pinnacle Bidco plc
(b)
8.25% , 10/11/28 ................. EUR 498 571,032
10.00% , 10/11/28 ................ GBP 659 871,377
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.. USD 4,614 4,025,942
102,070,604
Security
Par (000)
Par (000) Value
Financial Services — 2.9%
Agps Bondco plc
(b)(f)(l)
6.00% , 08/05/25 ................. EUR 700 $ 279,354
5.50% , 11/13/26 ................. 2,100 799,812
5.00% , 01/14/29 ................. 1,900 669,104
Block, Inc.
2.75% , 06/01/26 ................. USD 38,888 36,672,539
3.50% , 06/01/31 ................. 59,294 52,650,167
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 13,214 13,173,041
Freedom Mortgage Corp.
(c)
12.00% , 10/01/28 ................ 4,136 4,517,038
12.25% , 10/01/30 ................ 6,131 6,730,348
Garfunkelux Holdco 3 SA
(b)
6.75% , 11/01/25 ................. EUR 1,568 1,365,823
7.75% , 11/01/25 ................. GBP 777 757,857
GGAM Finance Ltd.
(c)
7.75% , 05/15/26 ................. USD 1,761 1,787,412
8.00% , 02/15/27 ................. 26,478 27,141,009
8.00% , 06/15/28 ................. 8,717 9,018,600
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 18,235 16,321,769
MGIC Investment Corp., 5.25%, 08/15/28 .. 7,434 7,236,382
Nationstar Mortgage Holdings, Inc.
(c)
5.00% , 02/01/26 ................. 87,228 85,305,329
6.00% , 01/15/27 ................. 2,851 2,829,618
5.13% , 12/15/30 ................. 4,403 3,980,894
5.75% , 11/15/31 ................. 6,639 6,190,258
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (b) (k)
.............. GBP 1,135 1,330,989
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(c)
USD 14,894 15,824,813
Nexi SpA, 0.00%, 02/24/28
(b) (m) (o)
........ EUR 4,200 4,014,822
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(c)
.................... USD 16,790 17,283,072
Permian Resources Operating LLC
(c)
5.38% , 01/15/26 ................. 5,784 5,706,975
7.75% , 02/15/26 ................. 26,954 27,421,113
6.88% , 04/01/27 ................. 7,925 7,919,568
8.00% , 04/15/27 ................. 16,732 17,343,990
5.88% , 07/01/29 ................. 23,758 23,163,095
9.88% , 07/15/31 ................. 14,236 15,819,755
7.00% , 01/15/32 ................. 19,711 20,335,301
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ................. 45,918 42,359,355
3.88% , 03/01/31 ................. 8,937 7,860,056
4.00% , 10/15/33 ................. 6,904 5,865,145
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 36,125 35,128,311
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(b)
.................... EUR 961 1,023,074
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. USD 87,159 87,771,553
Worldline SA, 0.00%, 07/30/26
(b) (m) (o)
..... EUR 2,697 2,654,777
616,252,118
Food Products — 1.0%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
..... USD 5,790 6,079,749
Chobani LLC
(c)
7.50% , 04/15/25 ................. 76,384 76,002,080
4.63% , 11/15/28 ................. 41,987 39,249,851
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 4,402 4,794,557
Darling Ingredients, Inc.
(c)
5.25% , 04/15/27 ................. USD 783 770,704
6.00% , 06/15/30 ................. 21,297 21,312,760
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 ................. 13,545 13,246,965
4.13% , 01/31/30 ................. 10,925 10,072,089
4.38% , 01/31/32 ................. 22,774 20,776,121
Post Holdings, Inc.
(c)
5.50% , 12/15/29 ................. 2,000 1,927,136

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.63% , 04/15/30 ................. USD 1,289 $ 1,185,677
4.50% , 09/15/31 ................. 3,107 2,784,327
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 554,948
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... USD 4,175 3,612,123
Tereos Finance Groupe I SA
(b)
4.75% , 04/30/27 ................. EUR 252 279,865
7.25% , 04/15/28 ................. 1,225 1,431,315
204,080,267
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(c)
.. USD 15,191 15,687,405
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(c)
............... 14,758 15,489,465
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 4,099 3,716,097
UGI International LLC, 2.50%, 12/01/29
(b)
.. EUR 1,813 1,696,463
36,589,430
Ground Transportation — 0.8%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
USD 10,529 10,429,606
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(c)
14,130 14,110,568
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 ................. EUR 2,400 2,447,436
6.13% , 11/30/28 ................. GBP 1,900 2,161,488
EC Finance plc, 3.00%, 10/15/26
(b)
...... EUR 1,041 1,107,553
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (b) (k)
................... GBP 2,268 2,538,666
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 9,396 8,687,448
RXO, Inc., 7.50%, 11/15/27
(c)
.......... 3,359 3,466,018
Uber Technologies, Inc.
0.00% , 12/15/25
(m) (o)
.............. 25,622 26,053,956
7.50% , 09/15/27
(c)
................ 25,241 26,140,337
6.25% , 01/15/28
(c)
................ 17,458 17,501,778
4.50% , 08/15/29
(c)
................ 66,032 62,992,316
177,637,170
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc.
2.63% , 11/01/25
(b)
................ EUR 5,701 6,147,355
3.88% , 07/15/28
(b)
................ 1,235 1,332,702
4.63% , 07/15/28
(c)
................ USD 27,513 26,590,795
3.88% , 11/01/29
(c)
................ 13,639 12,385,815
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(c)
.................... 90,836 95,826,530
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 10,428 11,138,524
Medline Borrower LP
(c)
3.88% , 04/01/29 ................. 31,017 28,043,841
5.25% , 10/01/29 ................. 91,317 86,073,249
Teleflex, Inc.
4.63% , 11/15/27 ................. 2,408 2,340,714
4.25% , 06/01/28
(c)
................ 3,023 2,865,154
272,744,679
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.
(c)
5.50% , 07/01/28 ................. 2,633 2,593,106
5.00% , 04/15/29 ................. 3,136 3,010,557
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
24,977 21,738,050
Clariane SE, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%), 4.13%
(a) (b) (k)
GBP 2,500 1,688,911
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 ................. USD 18,483 17,173,162
6.00% , 01/15/29 ................. 28,988 26,092,968
5.25% , 05/15/30 ................. 41,866 35,014,483
4.75% , 02/15/31 ................. 30,315 23,831,682
Encompass Health Corp.
4.50% , 02/01/28 ................. 1,364 1,305,019
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.75% , 02/01/30 ................. USD 16,363 $ 15,409,536
4.63% , 04/01/31 ................. 5,903 5,431,844
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
.. EUR 1,828 2,085,786
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... USD 35,863 33,299,125
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(c)
.................... 11,914 10,999,469
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ................. 18,268 18,461,471
11.00% , 10/15/30 ................ 32,709 34,447,549
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 22,034 21,758,575
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 ................. 7,312 6,915,537
3.88% , 11/15/30 ................. 4,310 3,874,265
3.88% , 05/15/32 ................. 8,274 7,229,522
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 11,313 10,224,222
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 2,884 2,811,900
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 5,299 5,257,034
Surgery Center Holdings, Inc.
(c)
6.75% , 07/01/25 ................. 18,239 18,171,019
10.00% , 04/15/27 ................ 12,272 12,394,720
Tenet Healthcare Corp.
4.88% , 01/01/26 ................. 29,373 29,042,031
6.25% , 02/01/27 ................. 10,468 10,519,304
5.13% , 11/01/27 ................. 12,858 12,569,352
4.63% , 06/15/28 ................. 923 880,831
6.13% , 10/01/28 ................. 18,001 17,950,057
6.13% , 06/15/30 ................. 9,991 10,101,770
6.75% , 05/15/31
(c)
................ 59,876 61,196,266
483,479,123
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
131,807 119,572,345
IQVIA, Inc.
1.75% , 03/15/26
(b)
................ EUR 2,964 3,136,734
5.00% , 10/15/26
(c)
................ USD 9,786 9,692,507
5.00% , 05/15/27
(c)
................ 2,990 2,934,521
6.25% , 02/01/29
(c)
................ 23,963 25,016,102
2.25% , 03/15/29
(b)
................ EUR 600 606,069
6.50% , 05/15/30
(c)
................ USD 5,791 5,936,399
166,894,677
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75% , 10/15/27 ................. 28,813 27,830,055
7.25% , 07/15/28
(c)
................ 19,469 20,241,658
4.50% , 02/15/29
(c)
................ 11,328 10,535,501
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 ................. 3,645 3,453,616
4.00% , 09/15/29 ................. 2,470 2,219,624
Service Properties Trust
7.50% , 09/15/25 ................. 9,677 9,784,541
8.63% , 11/15/31
(c)
................ 81,202 85,053,654
159,118,649
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC
(c)
3.88% , 01/15/28 ................. 4,368 4,126,551
4.38% , 01/15/28 ................. 11,148 10,647,232
4.00% , 10/15/30 ................. 19,901 17,849,187
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a) (b) (k)
................... EUR 900 964,519
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(c)
................ USD 8,600 8,851,120
7.25% , 04/30/30
(b)
................ EUR 2,572 2,981,327

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
.................... EUR 7,876 $ 8,620,492
Boyd Gaming Corp.
4.75% , 12/01/27 ................. USD 6,842 6,582,693
4.75% , 06/15/31
(c)
................ 9,717 8,918,494
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 19,493 18,331,112
Caesars Entertainment, Inc.
(c)
8.13% , 07/01/27 ................. 70,490 72,259,229
4.63% , 10/15/29 ................. 24,884 22,445,532
7.00% , 02/15/30 ................. 70,431 72,222,553
Carnival Corp.
7.63% , 03/01/26
(b)
................ EUR 3,181 3,560,828
7.63% , 03/01/26
(c)
................ USD 8,566 8,720,882
5.75% , 03/01/27
(c)
................ 55,760 54,390,172
4.00% , 08/01/28
(c)
................ 13,488 12,540,305
6.00% , 05/01/29
(c)
................ 32,413 31,187,967
7.00% , 08/15/29
(c)
................ 9,916 10,353,494
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 156,508 170,346,281
Carnival plc, 1.00%, 10/28/29 ......... EUR 888 702,390
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... USD 7,077 6,900,075
Cedar Fair LP
5.50% , 05/01/25
(c)
................ 11,410 11,352,647
5.38% , 04/15/27 ................. 31 30,330
6.50% , 10/01/28 ................. 2,917 2,894,881
5.25% , 07/15/29 ................. 1,701 1,604,664
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 ................. 20,818 20,599,615
4.75% , 01/15/28 ................. 25,101 24,056,693
5.75% , 04/01/30 ................. 41,105 40,077,025
6.75% , 05/01/31 ................. 28,888 29,319,454
Cirsa Finance International SARL
(b)
4.75% , 05/22/25 ................. EUR 1,557 1,715,412
10.38% , 11/30/27 ................ 407 489,467
7.88% , 07/31/28 ................. 494 568,529
(3-mo. EURIBOR + 4.50%), 8.45% ,
07/31/28
(a)
................... 835 932,104
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(b) (e) (j)
1,356 856,828
Codere New Holdco SA
7.50% , 11/30/27 ................. 558 3,078
7.50% , 11/30/27
(c)
................ 407 20,902
CPUK Finance Ltd.
(b)
4.88% , 08/28/25 ................. GBP 1,750 2,155,353
4.50% , 08/28/27 ................. 100 112,166
Elior Group SA, 3.75%, 07/15/26
(b)
...... EUR 1,622 1,649,650
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 ................. USD 17,414 15,800,941
6.75% , 01/15/30 ................. 2,788 2,447,871
GLP Capital LP
3.25% , 01/15/32 ................. 15,238 12,864,716
6.75% , 12/01/33 ................. 9,385 10,124,820
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28
(c)
................ 7,971 7,974,021
3.75% , 05/01/29
(c)
................ 6,595 6,114,409
4.88% , 01/15/30 ................. 8,024 7,776,515
4.00% , 05/01/31
(c)
................ 2,177 1,993,970
3.63% , 02/15/32
(c)
................ 882 769,729
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 2,120 2,088,350
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
.................... EUR 2,269 2,406,336
International Game Technology plc, 5.25%,
01/15/29
(c)
.................... USD 969 948,844
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 2,718 2,718,000
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or
8.00% PIK), 10/02/25
(b) (j)
........... EUR 900 $ 986,103
Life Time, Inc.
(c)
5.75% , 01/15/26 ................. USD 15,707 15,594,062
8.00% , 04/15/26 ................. 15,667 15,809,453
Light & Wonder International, Inc.
(c)
7.00% , 05/15/28 ................. 5,053 5,104,420
7.25% , 11/15/29 ................. 3,781 3,871,404
7.50% , 09/01/31 ................. 12,136 12,658,527
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 19,234 19,887,283
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
16,875 16,790,625
Lottomatica SpA
(b)
9.75% , 09/30/27 ................. EUR 1,035 1,235,709
(3-mo. EURIBOR + 4.13%), 8.10% ,
06/01/28
(a)
................... 1,327 1,477,906
(3-mo. EURIBOR + 4.00%), 7.93% ,
12/15/30
(a)
................... 1,356 1,511,896
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 9,924 8,545,770
Melco Resorts Finance Ltd.
(c)
4.88% , 06/06/25 ................. 10,056 9,763,748
5.63% , 07/17/27 ................. 800 750,250
5.75% , 07/21/28 ................. 3,400 3,130,125
5.38% , 12/04/29 ................. 39,320 34,601,600
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
13,847 13,705,270
MGM China Holdings Ltd.
(c)
5.38% , 05/15/24 ................. 2,700 2,686,770
5.25% , 06/18/25 ................. 1,800 1,761,750
5.88% , 05/15/26 ................. 2,200 2,145,000
4.75% , 02/01/27 ................. 4,121 3,909,799
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 4,792 4,456,560
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 7,580 7,010,012
NCL Corp. Ltd.
(c)
3.63% , 12/15/24 ................. 1,448 1,406,676
5.88% , 03/15/26 ................. 21,038 20,557,443
8.38% , 02/01/28 ................. 9,856 10,436,469
8.13% , 01/15/29 ................. 7,109 7,425,933
7.75% , 02/15/29 ................. 3,713 3,735,479
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 7,852 7,516,185
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
. 10,653 10,985,906
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 ................. 5,317 4,253,600
5.88% , 09/01/31 ................. 4,871 3,799,380
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
.................... 8,084 8,627,115
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 8,076 7,697,712
Royal Caribbean Cruises Ltd.
(c)
4.25% , 07/01/26 ................. 4,604 4,446,884
5.50% , 08/31/26 ................. 6,901 6,833,011
5.38% , 07/15/27 ................. 7,648 7,570,918
5.50% , 04/01/28 ................. 4,489 4,431,805
8.25% , 01/15/29 ................. 9,137 9,680,195
9.25% , 01/15/29 ................. 10,326 11,106,883
7.25% , 01/15/30 ................. 14,873 15,533,064
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 10,609 10,030,067
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 59,225 59,407,413
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
3,637 3,652,748
Station Casinos LLC
(c)
4.50% , 02/15/28 ................. 9,401 8,863,533
4.63% , 12/01/31 ................. 19,586 17,660,196
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(b)
.................... GBP 1,500 1,854,616

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 ................. USD 12,325 $ 11,893,625
7.00% , 02/15/29 ................. 1,021 1,012,225
9.13% , 07/15/31 ................. 42,185 44,952,202
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 9,471 9,234,225
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 3,416 3,194,474
Wynn Macau Ltd.
(c)
5.50% , 01/15/26 ................. 4,608 4,481,280
5.50% , 10/01/27 ................. 2,600 2,438,312
5.63% , 08/26/28 ................. 47,085 43,509,483
5.13% , 12/15/29 ................. 14,173 12,551,963
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ................. 39,731 37,497,590
7.13% , 02/15/31 ................. 26,017 27,094,676
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 9,289 9,004,013
1,407,741,096
Household Durables — 0.5%
Ashton Woods USA LLC
(c)
6.63% , 01/15/28 ................. 1,575 1,528,438
4.63% , 08/01/29 ................. 4,879 4,338,666
4.63% , 04/01/30 ................. 3,541 3,171,995
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 ................. 11,781 10,457,375
4.88% , 02/15/30 ................. 11,025 9,695,676
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13,315 13,173,062
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
6,941 7,335,318
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 4,717 4,575,490
KB Home, 7.25%, 07/15/30 ........... 3,904 4,041,081
LGI Homes, Inc., 8.75%, 12/15/28
(c)
...... 5,264 5,599,580
Mattamy Group Corp.
(c)
5.25% , 12/15/27 ................. 6,726 6,539,017
4.63% , 03/01/30 ................. 6,067 5,622,622
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
10,304 7,406,000
Taylor Morrison Communities, Inc.
(c)
5.88% , 06/15/27 ................. 6,556 6,588,780
5.13% , 08/01/30 ................. 4,190 4,053,322
Tempur Sealy International, Inc.
(c)
4.00% , 04/15/29 ................. 6,690 6,042,348
3.88% , 10/15/31 ................. 653 552,067
TRI Pointe Homes, Inc.
5.25% , 06/01/27 ................. 3,958 3,888,735
5.70% , 06/15/28 ................. 3,737 3,685,616
108,295,188
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 ................. 3,050 2,963,383
4.13% , 10/15/30 ................. 3,371 3,066,049
4.13% , 04/30/31
(c)
................ 9,077 8,021,989
Spectrum Brands, Inc.
(c)
5.00% , 10/01/29 ................. 3,830 3,654,301
3.88% , 03/15/31 ................. 5,450 4,959,500
22,665,222
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.25% , 06/01/26 ................. 197 194,383
5.13% , 03/15/28 ................. 23,391 22,426,785
4.63% , 02/01/29 ................. 629 584,232
5.00% , 02/01/31 ................. 8,356 7,660,077
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ................. 6,023 5,802,642
3.75% , 01/15/32 ................. 21,669 18,824,415
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
NextEra Energy Partners LP
(c)(m)
0.00% , 11/15/25
(o)
................ USD 11,855 $ 10,355,342
2.50% , 06/15/26 ................. 11,855 10,622,080
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
6,946 7,380,350
TransAlta Corp., 7.75%, 11/15/29 ....... 4,685 4,975,868
88,826,174
Industrial Conglomerates — 0.8%
Emerald Debt Merger Sub LLC
6.38% , 12/15/30
(b)
................ EUR 729 859,545
6.38% , 12/15/30
(c)
................ 9,160 10,800,316
6.63% , 12/15/30
(c)
................ USD 158,074 161,452,041
173,111,902
Insurance — 3.5%
Acrisure LLC, 6.00%, 08/01/29
(c)
........ 5,782 5,253,792
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 ................. 63,496 61,022,831
6.75% , 10/15/27 ................. 123,407 122,970,756
6.75% , 04/15/28 ................. 35,625 36,445,444
5.88% , 11/01/29 ................. 71,974 68,194,821
7.00% , 01/15/31 ................. 30,262 31,922,324
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
... 14,800 13,515,860
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c) (j)
......... 4,682 4,610,246
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (b) (k)
................... GBP 700 594,938
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
..... 2,333 2,869,677
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. USD 6,843 6,911,793
HUB International Ltd.
(c)
7.00% , 05/01/26 ................. 37,142 37,285,554
7.25% , 06/15/30 ................. 98,900 104,461,147
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50% , 03/15/30 ................. 28,791 30,234,293
10.50% , 12/15/30 ................ 14,765 15,560,859
Liberty Mutual Group, Inc., (5-Year EUR Swap
Annual + 3.70%), 3.63%, 05/23/59
(a) (b)
... EUR 1,938 2,083,358
NFP Corp.
(c)
4.88% , 08/15/28 ................. USD 29,657 29,349,902
6.88% , 08/15/28 ................. 93,245 94,792,932
7.50% , 10/01/30 ................. 6,621 7,046,709
8.50% , 10/01/31 ................. 9,707 10,521,416
Ryan Specialty LLC, 4.38%, 02/01/30
(c)
... 9,588 8,892,870
USI, Inc., 7.50%, 01/15/32
(c)
.......... 27,945 28,610,091
723,151,613
IT Services — 1.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 27,161 22,136,215
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 8,845 7,706,206
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 1,505 1,362,980
Atos SE
(b)
0.00% , 11/06/24
(m) (o)
.............. EUR 2,700 2,385,220
1.75% , 05/07/25 ................. 800 671,078
2.50% , 11/07/28 ................. 1,000 660,162
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
.. 1,355 1,463,599
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
USD 6,302 5,905,903
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 29,633 27,558,690
Cablevision Lightpath LLC
(c)
3.88% , 09/15/27 ................. 14,342 12,594,360
5.63% , 09/15/28 ................. 6,738 5,310,285
Central Parent LLC, 8.00%, 06/15/29
(c)
.... 22,366 23,344,736
Engineering - Ingegneria Informatica - SpA
11.13% , 05/15/28
(b)
............... EUR 2,676 3,153,494

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(c)
4.50% , 07/01/28 ................. USD 2,997 $ 2,842,137
3.75% , 10/01/30 ................. 8,029 7,097,405
Global Switch Finance BV, 1.38%, 10/07/30
(b)
EUR 2,080 2,070,912
GTCR W-2 Merger Sub LLC
7.50% , 01/15/31
(c)
................ USD 87,531 92,495,961
8.50% , 01/15/31
(b)
................ GBP 484 666,285
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... USD 8,886 7,838,607
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(c)
.................... 7,730 8,315,547
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 10,004 9,553,820
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2,724 2,670,336
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 20,514 20,552,771
Twilio, Inc.
3.63% , 03/15/29 ................. 6,443 5,877,862
3.88% , 03/15/31 ................. 16,940 15,085,155
United Group BV
(b)
(3-mo. EURIBOR + 3.25%), 7.25% ,
02/15/26
(a)
................... EUR 793 872,605
4.00% , 11/15/27 ................. 597 621,419
290,813,750
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
....... USD 5,192 5,416,762
Mattel, Inc.
6.20% , 10/01/40 ................. 12,474 12,065,753
5.45% , 11/01/41 ................. 11,803 10,629,743
28,112,258
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 ................. 3,493 3,324,873
4.00% , 03/15/31 ................. 3,131 2,828,494
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 10,595 10,880,769
PRA Health Sciences, Inc., 2.88%, 07/15/26 4,926 4,603,036
Star Parent, Inc., 9.00%, 10/01/30 ....... 59,737 62,954,017
84,591,189
Machinery — 1.5%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 9,018 8,985,697
ATS Corp., 4.13%, 12/15/28
(c)
......... 4,992 4,591,271
Boels Topholding BV, 6.25%, 02/15/29
(b)
... EUR 1,589 1,828,876
Chart Industries, Inc.
(c)
7.50% , 01/01/30 ................. USD 38,652 40,400,887
9.50% , 01/01/31 ................. 2,621 2,846,854
Enpro, Inc., 5.75%, 10/15/26 .......... 4,622 4,574,935
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 8,471 6,533,259
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c) (j)
......... 17,785 17,707,063
IMA Industria Macchine Automatiche SpA
(b)
3.75% , 01/15/28 ................. EUR 303 311,347
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.97% , 01/15/28
(a)
.............. 587 647,150
Loxam SAS
(b)
6.38% , 05/15/28 ................. 1,768 2,029,660
6.38% , 05/31/29 ................. 1,403 1,603,051
Madison IAQ LLC
(c)
4.13% , 06/30/28 ................. USD 8,489 7,717,693
5.88% , 06/30/29 ................. 20,582 18,134,465
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
2,374 2,162,711
Novafives SAS, 5.00%, 06/15/25
(b)
...... EUR 952 1,032,421
OT Merger Corp., 7.88%, 10/15/29
(c)
..... USD 7,687 4,604,508
Renk AG, 5.75%, 07/15/25
(b)
.......... EUR 2,130 2,333,900
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 6,964 6,444,695
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp., 5.00%, 05/15/29
(c)
........ USD 18,945 $ 17,855,663
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 31,570 31,768,891
Titan International, Inc., 7.00%, 04/30/28 .. 4,434 4,435,867
TK Elevator Holdco GmbH
6.63% , 07/15/28
(b)
................ EUR 8,231 8,360,707
7.63% , 07/15/28
(c)
................ USD 19,733 19,383,551
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
................ EUR 13,573 14,486,447
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 78,245 76,864,522
Wabash National Corp., 4.50%, 10/15/28
(c)
. 10,665 9,623,205
317,269,296
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
....... 2,342 2,377,130
Media — 4.6%
Adelphia Communications Corp., Escrow,
Series B, 10.50%, 07/15/04
(d) (f) (l)
....... 800 —
Altice Financing SA
2.25% , 01/15/25
(b)
................ EUR 354 379,121
3.00% , 01/15/28
(b)
................ 279 274,122
5.00% , 01/15/28
(c)
................ USD 751 680,753
4.25% , 08/15/29
(b)
................ EUR 2,536 2,479,061
5.75% , 08/15/29
(c)
................ USD 62,898 55,816,213
AMC Networks, Inc., 4.75%, 08/01/25 .... 1,136 1,106,249
Banijay Entertainment SASU
7.00% , 05/01/29
(b)
................ EUR 1,661 1,929,928
8.13% , 05/01/29
(c)
................ USD 4,483 4,615,406
Cable One, Inc.
0.00% , 03/15/26
(m) (o)
.............. 5,319 4,513,172
1.13% , 03/15/28
(m)
............... 16,595 12,570,712
4.00% , 11/15/30
(c)
................ 19,500 15,787,945
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d) (f) (l)
.................. 625 —
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 28,966 29,105,674
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 ................. 16,134 15,401,303
7.75% , 04/15/28 ................. 11,557 9,964,495
9.00% , 09/15/28 ................. 75,599 78,884,911
7.50% , 06/01/29 ................. 35,475 29,496,409
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 13,409 10,635,080
CSC Holdings LLC
(c)
5.50% , 04/15/27 ................. 23,162 21,408,569
5.38% , 02/01/28 ................. 800 706,667
11.25% , 05/15/28 ................ 116,729 120,272,893
6.50% , 02/01/29 ................. 3,076 2,714,878
4.13% , 12/01/30 ................. 16,771 12,758,538
4.50% , 11/15/31 ................. 10,361 7,833,700
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 11,199 10,522,322
DISH DBS Corp.
5.25% , 12/01/26
(c)
................ 32,879 28,169,083
5.75% , 12/01/28
(c)
................ 2,447 1,951,727
5.13% , 06/01/29 ................. 14,371 7,406,670
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 63,500 66,284,920
Eutelsat SA, 1.50%, 10/13/28
(b)
........ EUR 3,100 2,566,684
GCI LLC, 4.75%, 10/15/28
(c)
.......... USD 4,436 4,069,978
Gray Television, Inc.
(c)
5.88% , 07/15/26 ................. 8,543 8,309,869
7.00% , 05/15/27 ................. 10,132 9,630,466
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 6,621 5,826,302
Lamar Media Corp., 4.00%, 02/15/30 ..... 3,436 3,149,049
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 27,864 27,291,673

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... USD 5,978 $ 5,826,816
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
.... 4,686 4,531,132
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ................. 21,754 21,027,345
4.25% , 01/15/29 ................. 24,266 21,896,911
4.63% , 03/15/30 ................. 6,275 5,594,136
7.38% , 02/15/31 ................. 17,581 18,462,512
Radiate Holdco LLC
(c)
4.50% , 09/15/26 ................. 7,933 6,050,523
6.50% , 09/15/28 ................. 40,931 20,055,554
SES SA
(a)(b)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,200 1,322,726
(5-Year EUR Swap Annual + 3.19%), 2.88% 679 680,369
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 3,756 2,647,980
Sirius XM Radio, Inc.
(c)
3.13% , 09/01/26 ................. 24,175 22,716,526
5.00% , 08/01/27 ................. 44,964 43,434,934
4.00% , 07/15/28 ................. 5,559 5,141,201
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 1,543 1,419,201
Summer BC Holdco B SARL, 5.75%,
10/31/26
(b)
.................... EUR 1,957 2,067,821
Summer BidCo BV
(b)(j)
9.00% , ( 9.00 % Cash or 9.75 % PIK),
11/15/25
(a)
................... 1,178 1,271,027
9.00% , ( 9.00 % Cash or 9.75 % PIK),
11/15/25 .................... 2,607 2,818,216
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ USD 2,499 2,430,640
Tele Columbus AG, 3.88%, 05/02/25
(b)
.... EUR 3,775 2,637,971
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 5,200 4,862,000
United Group BV, 3.13%, 02/15/26
(b)
..... EUR 805 850,787
Univision Communications, Inc.
(c)
6.63% , 06/01/27 ................. USD 7,373 7,352,892
8.00% , 08/15/28 ................. 30,640 31,608,837
7.38% , 06/30/30 ................. 7,874 7,851,418
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
14,874 13,090,756
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 5,112 4,639,330
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
............... GBP 2,473 2,896,439
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... USD 20,420 19,178,452
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
EUR 1,737 1,688,643
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
857 829,007
Warnermedia Holdings, Inc.
5.14% , 03/15/52 ................. USD 44,514 38,208,847
5.39% , 03/15/62 ................. 9,002 7,709,228
Ziggo Bond Co. BV
(c)
6.00% , 01/15/27 ................. 4,570 4,447,806
5.13% , 02/28/30 ................. 3,386 2,831,932
Ziggo BV
2.88% , 01/15/30
(b)
................ EUR 1,250 1,225,920
4.88% , 01/15/30
(c)
................ USD 2,105 1,877,630
957,698,007
Metals & Mining — 2.2%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(c)
. 11,910 12,426,418
ATI, Inc.
5.88% , 12/01/27 ................. 9,526 9,387,383
4.88% , 10/01/29 ................. 7,847 7,313,094
7.25% , 08/15/30 ................. 28,255 29,396,262
5.13% , 10/01/31 ................. 18,354 17,023,502
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 70,786 72,171,990
Carpenter Technology Corp.
6.38% , 07/15/28 ................. 4,372 4,355,595
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
7.63% , 03/15/30 ................. USD 23,590 $ 24,325,556
Constellium SE
4.25% , 02/15/26
(b)
................ EUR 5,607 6,151,235
5.88% , 02/15/26
(c)
................ USD 9,292 9,234,258
5.63% , 06/15/28
(c)
................ 17,260 16,844,431
3.75% , 04/15/29
(c)
................ 43,740 39,687,953
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 12,376 10,918,850
First Quantum Minerals Ltd., 8.63%, 06/01/31
(c)
18,411 15,498,748
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 ................. 7,710 7,129,976
4.50% , 06/01/31 ................. 36,924 31,829,496
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
. 1,710 1,819,047
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 28,114 28,363,427
Novelis Corp.
(c)
3.25% , 11/15/26 ................. 53,578 50,438,259
4.75% , 01/30/30 ................. 35,783 33,652,069
3.88% , 08/15/31 ................. 28,489 25,105,484
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 13,637,541
466,710,574
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 ................. USD 2,449 2,415,864
4.25% , 02/01/27 ................. 2,906 2,738,096
4.75% , 06/15/29 ................. 2,098 1,891,735
Starwood Property Trust, Inc.
3.75% , 12/31/24 ................. 5,000 4,905,900
4.38% , 01/15/27 ................. 2,356 2,220,365
14,171,960
Oil, Gas & Consumable Fuels — 6.7%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 34,293 34,464,465
Antero Midstream Partners LP
(c)
5.75% , 03/01/27 ................. 4,237 4,204,108
5.38% , 06/15/29 ................. 10,538 10,130,902
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 3,969 4,072,698
Apache Corp., 5.35%, 07/01/49 ........ 11,347 9,434,484
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(b)
................ 215 270,900
9.00% , 11/01/27
(c)
................ 34,804 43,853,041
8.25% , 12/31/28
(c)
................ 42,236 42,481,433
5.88% , 06/30/29
(c)
................ 5,165 4,805,274
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 11,632 12,038,073
Buckeye Partners LP
4.13% , 03/01/25
(c)
................ 361 349,933
5.85% , 11/15/43 ................. 4,622 3,744,282
5.60% , 10/15/44 ................. 5,428 4,176,441
Callon Petroleum Co.
6.38% , 07/01/26 ................. 22,450 22,343,405
8.00% , 08/01/28
(c)
................ 33,958 34,680,388
7.50% , 06/15/30
(c)
................ 34,673 34,968,449
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
22,175 22,381,294
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 ................. 12,750 12,729,247
6.38% , 06/15/26 ................. 16,872 16,816,292
8.38% , 01/15/29 ................. 30,613 31,480,266
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 ................. 40,525 42,305,871
8.63% , 11/01/30 ................. 23,978 25,433,992
8.75% , 07/01/31 ................. 47,774 50,857,669
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,060 5,441,773
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 5,764 5,804,008
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ................. 22,694 20,753,826
5.88% , 01/15/30 ................. 37,421 32,455,252
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 57,763 54,736,473

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC
(c)
7.25% , 05/01/26 ................. USD 33,753 $ 33,961,098
9.25% , 02/15/28 ................. 42,027 43,605,954
CrownRock LP, 5.00%, 05/01/29
(c)
....... 2,349 2,290,275
Cullinan Holdco Scsp, 4.63%, 10/15/26
(b)
.. EUR 1,342 1,151,867
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
USD 12,295 12,572,892
DT Midstream, Inc.
(c)
4.13% , 06/15/29 ................. 13,216 12,158,501
4.38% , 06/15/31 ................. 13,138 11,850,924
Enbridge, Inc.
6.70% , 11/15/53 ................. 14,570 16,945,373
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
................... 11,795 12,545,704
Energy Transfer LP
(c)
6.00% , 02/01/29 ................. 7,578 7,646,078
7.38% , 02/01/31 ................. 4,858 5,105,446
EnLink Midstream LLC
5.63% , 01/15/28
(c)
................ 17,856 17,653,915
5.38% , 06/01/29 ................. 9,630 9,422,519
6.50% , 09/01/30
(c)
................ 7,373 7,527,619
EnLink Midstream Partners LP
4.85% , 07/15/26 ................. 908 889,563
5.60% , 04/01/44 ................. 8,830 7,684,954
EnQuest plc, 11.63%, 11/01/27
(c)
....... 718 684,182
EQM Midstream Partners LP
4.13% , 12/01/26 ................. 1,043 1,007,417
6.50% , 07/01/27
(c)
................ 4,997 5,088,106
4.50% , 01/15/29
(c)
................ 1,431 1,351,903
7.50% , 06/01/30
(c)
................ 4,802 5,162,241
4.75% , 01/15/31
(c)
................ 10,271 9,558,695
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 5,900 6,120,316
Genesis Energy LP
8.00% , 01/15/27 ................. 922 937,282
7.75% , 02/01/28 ................. 4,266 4,280,872
8.25% , 01/15/29 ................. 10,805 11,118,831
8.88% , 04/15/30 ................. 7,978 8,249,244
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 2,222 2,245,603
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 5,192 5,075,180
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 1,866 1,854,953
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 12,308 11,323,360
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 ................. 6,691 6,665,223
5.75% , 02/01/29 ................. 14,963 14,449,702
6.00% , 04/15/30 ................. 1,223 1,186,079
8.38% , 11/01/33 ................. 40,526 42,934,865
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 19,902 17,606,105
Kinetik Holdings LP
(c)
6.63% , 12/15/28 ................. 5,538 5,642,175
5.88% , 06/15/30 ................. 13,201 12,950,868
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 1,879 1,832,025
Matador Resources Co.
5.88% , 09/15/26 ................. 13,360 13,249,089
6.88% , 04/15/28
(c)
................ 18,452 18,716,152
Murphy Oil Corp.
5.88% , 12/01/27 ................. 1,777 1,767,972
5.88% , 12/01/42
(e)
................ 1,714 1,514,343
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,584,298
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
10,547 10,462,849
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
19,088 19,279,052
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 ................. 61,680 62,451,000
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.75% , 06/15/31 ................. USD 15,367 $ 16,006,230
NuStar Logistics LP
5.75% , 10/01/25 ................. 4,919 4,887,936
6.00% , 06/01/26 ................. 4,139 4,131,715
6.38% , 10/01/30 ................. 1,866 1,869,303
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.. 9,325 9,496,580
Repsol International Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 150 161,867
(5-Year EUR Swap Annual + 4.41%), 4.25% 2,310 2,486,218
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. USD 13,243 12,516,135
Rockies Express Pipeline LLC
(c)
3.60% , 05/15/25 ................. 2,000 1,935,699
4.95% , 07/15/29 ................. 2,239 2,140,878
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
............... 21,837 22,627,936
SM Energy Co.
6.75% , 09/15/26 ................. 13,611 13,575,553
6.63% , 01/15/27 ................. 3,325 3,306,188
6.50% , 07/15/28 ................. 7,633 7,636,511
Southwestern Energy Co.
5.38% , 02/01/29 ................. 18,066 17,630,492
4.75% , 02/01/32 ................. 40 37,008
Sunoco LP
6.00% , 04/15/27 ................. 637 637,545
7.00% , 09/15/28
(c)
................ 10,530 10,864,549
Tallgrass Energy Partners LP
(c)
7.50% , 10/01/25 ................. 748 751,740
6.00% , 03/01/27 ................. 2,844 2,781,091
5.50% , 01/15/28 ................. 4,306 4,069,207
6.00% , 12/31/30 ................. 849 789,182
6.00% , 09/01/31 ................. 6,147 5,685,547
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (b)
.... EUR 724 850,037
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 ................. USD 38,947 35,336,602
4.13% , 08/15/31 ................. 1,360 1,198,168
3.88% , 11/01/33 ................. 38,376 32,521,672
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 7,400 7,104,321
Vital Energy, Inc.
10.13% , 01/15/28 ................ 14,350 14,745,472
9.75% , 10/15/30 ................. 19,552 20,268,991
Western Midstream Operating LP
5.45% , 04/01/44 ................. 13,625 12,334,767
5.30% , 03/01/48 ................. 8,789 7,648,417
5.50% , 08/15/48 ................. 6,422 5,727,173
5.25% , 02/01/50
(e)
................ 25,581 22,934,917
1,406,272,550
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(b)
................ EUR 1,145 1,140,781
4.88% , 02/04/28
(c)
................ USD 485 423,500
1,564,281
Passenger Airlines — 0.7%
Air Canada, 3.88%, 08/15/26
(c)
......... 14,161 13,529,275
Air France-KLM
(b)
1.88% , 01/16/25 ................. EUR 400 429,613
8.13% , 05/31/28 ................. 800 1,000,053
American Airlines, Inc.
(c)
5.50% , 04/20/26 ................. USD 1,005 998,084
5.75% , 04/20/29 ................. 31,380 30,588,347
8.50% , 05/15/29 ................. 27,377 28,910,085
Deutsche Lufthansa AG, 3.50%, 07/14/29
(b)
. EUR 1,200 1,287,989
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(b)
............... 800 854,457

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 6,952 $ 6,971,727
Spirit Loyalty Cayman Ltd.
8.00% , 09/20/25
(c)
................ 6,804 4,893,241
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 2,687 2,603,063
United Airlines, Inc.
(c)
4.38% , 04/15/26 ................. 19,304 18,809,920
4.63% , 04/15/29 ................. 34,506 32,271,233
VistaJet Malta Finance plc
(c)
7.88% , 05/01/27 ................. 7,389 6,355,178
6.38% , 02/01/30 ................. 6,803 4,751,023
154,253,288
Personal Care Products — 0.1%
Coty, Inc.
3.88% , 04/15/26
(b)
................ EUR 928 1,020,476
5.75% , 09/15/28
(b)
................ 767 889,913
4.75% , 01/15/29
(c)
................ USD 1,042 993,870
6.63% , 07/15/30
(c)
................ 13,336 13,700,208
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 3,457 3,021,991
19,626,458
Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
..... 15,861 15,466,061
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ............... EUR 3,100 3,251,133
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 ......... 800 897,511
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ............... 1,200 1,366,138
Catalent Pharma Solutions, Inc.
5.00% , 07/15/27
(c)
................ USD 21,493 20,765,938
2.38% , 03/01/28
(b)
................ EUR 2,219 2,128,146
3.13% , 02/15/29
(c)
................ USD 12,291 10,756,100
3.50% , 04/01/30
(c)
................ 16,600 14,440,976
Cheplapharm Arzneimittel GmbH
5.50% , 01/15/28
(c)
................ 10,148 9,595,011
7.50% , 05/15/30
(b)
................ EUR 1,947 2,286,019
Gruenenthal GmbH
(b)
3.63% , 11/15/26 ................. 438 476,398
4.13% , 05/15/28 ................. 1,289 1,404,897
6.75% , 05/15/30 ................. 1,420 1,659,706
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... USD 10,981 10,227,866
Organon & Co.
2.88% , 04/30/28
(b)
................ EUR 1,521 1,540,081
4.13% , 04/30/28
(c)
................ USD 16,929 15,582,500
5.13% , 04/30/31
(c)
................ 3,761 3,215,071
Rossini SARL, 6.75%, 10/30/25
(b)
....... EUR 300 331,185
Teva Pharmaceutical Finance Netherlands II
BV
4.50% , 03/01/25 ................. 211 232,708
3.75% , 05/09/27 ................. 551 585,983
7.38% , 09/15/29 ................. 2,834 3,417,082
4.38% , 05/09/30 ................. 1,652 1,709,451
7.88% , 09/15/31 ................. 748 933,829
Teva Pharmaceutical Finance Netherlands III
BV
7.13% , 01/31/25 ................. USD 1,245 1,250,540
3.15% , 10/01/26 ................. 37,443 34,611,373
4.75% , 05/09/27 ................. 7,159 6,866,984
7.88% , 09/15/29 ................. 13,641 14,637,884
8.13% , 09/15/31 ................. 10,330 11,226,438
190,863,009
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.. USD 5,115 $ 4,613,289
CoreLogic, Inc., 4.50%, 05/01/28
(c)
...... 57,820 50,650,898
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
.................... 28,275 26,375,485
KBR, Inc., 4.75%, 09/30/28
(c)
.......... 19,277 17,865,003
La Financiere Atalian SASU
(b)
5.13% , 05/15/25 ................. EUR 2,557 2,066,289
6.63% , 05/15/25 ................. GBP 100 93,039
Science Applications International Corp.,
4.88%, 04/01/28
(c)
............... USD 6,205 5,910,263
107,574,266
Real Estate Management & Development — 0.4%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(j)
.......... EUR 1,224 1,334,025
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(j) (o)
.......... 1,100 1,125,297
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(c)
.................... USD 29,080 26,817,293
Aroundtown SA
(b)
(5-Year GBP Swap + 4.38%), 4.75%
(a) (k)
. GBP 2,736 1,511,806
0.00% , 07/16/26 ................. EUR 500 462,331
0.38% , 04/15/27 ................. 1,000 886,439
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a) (b) (k)
........ 1,500 712,048
BRANICKS Group AG, 2.25%, 09/22/26
(b)
.. 1,100 415,415
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 ................. USD 14,203 14,131,985
8.88% , 09/01/31 ................. 16,760 17,761,745
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
............... EUR 2,000 1,322,041
Fastighets AB Balder
(b)
1.13% , 01/29/27 ................. 549 517,552
(5-Year EUR Swap Annual + 3.19%),
2.87% , 06/02/81
(a)
.............. 478 397,086
Heimstaden Bostad AB
(b)
1.13% , 01/21/26 ................. 300 282,670
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (k)
.................... 5,725 2,120,398
Heimstaden Bostad Treasury BV
0.63% , 07/24/25
(b)
................ 305 298,055
1.38% , 03/03/27 ................. 250 218,033
1.00% , 04/13/28
(b)
................ 574 453,432
Howard Hughes Corp. (The)
(c)
5.38% , 08/01/28 ................. USD 431 414,245
4.13% , 02/01/29 ................. 6,258 5,580,321
4.38% , 02/01/31 ................. 7,175 6,222,519
SBB Treasury OYJ
(b)
0.75% , 12/14/28 ................. EUR 2,330 1,529,864
1.13% , 11/26/29 ................. 1,330 860,975
85,375,575
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 6,150 5,535,000
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG
(b)
0.00% , 03/05/25
(m) (o)
.............. EUR 1,400 1,430,100
2.13% , 11/03/27
(m)
................ 700 607,586
10.50% , 03/30/29 ................ 1,571 1,881,288
Entegris Escrow Corp.
(c)
4.75% , 04/15/29 ................. USD 109,829 105,810,774
5.95% , 06/15/30 ................. 404 401,592
Entegris, Inc., 4.38%, 04/15/28
(c)
....... 2,158 2,053,682
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 6,441 5,777,487
117,962,509

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 3.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... USD 1,803 $ 1,790,911
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 17,751 18,893,685
Boxer Parent Co., Inc.
6.50% , 10/02/25
(b)
................ EUR 3,098 3,407,021
7.13% , 10/02/25
(c)
................ USD 6,962 6,999,316
9.13% , 03/01/26
(c)
................ 46,832 46,729,087
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 13,662 13,339,853
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 17,166 17,858,820
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 37,900 38,652,635
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 ................. 62,339 58,779,081
4.88% , 07/01/29 ................. 53,618 50,311,598
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ................. 194,929 185,658,313
9.00% , 09/30/29 ................. 88,224 83,852,757
Consensus Cloud Solutions, Inc.
(c)
6.00% , 10/15/26 ................. 3,772 3,586,606
6.50% , 10/15/28 ................. 4,321 3,919,388
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2,389 2,159,003
Elastic NV, 4.13%, 07/15/29
(c)
......... 20,109 18,465,025
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 16,568 15,679,299
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 208 189,750
McAfee Corp., 7.38%, 02/15/30
(c)
....... 46,127 42,125,552
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 25,309 24,553,273
Open Text Corp., 6.90%, 12/01/27
(c)
...... 48,691 50,621,647
PTC, Inc.
(c)
3.63% , 02/15/25 ................. 734 717,557
4.00% , 02/15/28 ................. 725 687,075
Sabre GLBL, Inc., 8.63%, 06/01/27
(c)
..... 21,389 19,464,401
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
54,577 53,798,334
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 7,753 6,400,648
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
40,942 37,134,185
805,774,820
Specialized REITs — 0.6%
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 ................. 43,395 44,604,766
5.63% , 07/15/32 ................. 2,216 2,097,822
SBA Communications Corp.
3.88% , 02/15/27 ................. 39,936 38,351,092
3.13% , 02/01/29 ................. 40,017 35,955,142
121,008,822
Specialty Retail — 1.0%
Arko Corp., 5.13%, 11/15/29
(c)
......... 2,934 2,538,657
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................. 2,114 2,007,771
4.75% , 03/01/30 ................. 412 384,591
5.00% , 02/15/32
(c)
................ 3,764 3,420,735
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
.................... GBP 943 982,631
eG Global Finance plc, 12.00%, 11/30/28
(c)
. USD 22,530 23,995,126
Goldstory SAS, 5.38%, 03/01/26
(b)
...... EUR 1,382 1,520,166
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. USD 23,549 21,497,961
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
5,880 5,564,779
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 3,526 3,340,885
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 6,848 6,643,642
PetSmart, Inc.
(c)
4.75% , 02/15/28 ................. 2,438 2,298,508
7.75% , 02/15/29 ................. 38,284 37,243,360
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 4,541 4,453,629
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 67,515 65,355,315
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c) (j)
........... USD 17,477 $ 17,395,785
198,643,541
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25% , 12/15/29 ................. 26,838 28,945,508
8.50% , 07/15/31 ................. 25,928 28,139,762
57,085,270
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.
(c)
4.25% , 03/15/29 ................. 2,513 2,250,980
4.13% , 08/15/31 ................. 3,874 3,278,147
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b) (f) (l) (m)
............ EUR 2,700 1,285,481
Hanesbrands, Inc., 4.88%, 05/15/26
(c)
.... USD 7,950 7,668,670
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
... 5,546 5,003,861
Levi Strauss & Co., 3.50%, 03/01/31
(c)
.... 17,527 15,175,560
William Carter Co. (The), 5.63%, 03/15/27
(c)
. 1,686 1,664,924
36,327,623
Trading Companies & Distributors — 2.3%
(c)
Aircastle Ltd., 6.50%, 07/18/28 ......... 8,031 8,189,341
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 ................. 5,144 4,689,558
6.50% , 08/01/30 ................. 16,000 16,359,552
Fortress Transportation & Infrastructure
Investors LLC
6.50% , 10/01/25 ................. 35,890 35,775,087
9.75% , 08/01/27 ................. 27,987 29,106,480
5.50% , 05/01/28 ................. 39,130 37,629,110
7.88% , 12/01/30 ................. 43,655 45,478,906
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 4,138 3,720,600
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 1,225 1,113,912
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 28,900 28,533,461
Imola Merger Corp., 4.75%, 05/15/29 ..... 12,837 12,196,481
SRS Distribution, Inc.
4.63% , 07/01/28 ................. 40,205 38,142,319
6.13% , 07/01/29 ................. 32,770 31,066,943
6.00% , 12/01/29 ................. 45,583 42,501,883
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 94,215 95,653,475
WESCO Distribution, Inc.
7.13% , 06/15/25 ................. 27,663 27,864,995
7.25% , 06/15/28 ................. 19,511 20,053,894
478,075,997
Transportation Infrastructure — 0.0%
(b)
Abertis Infraestructuras Finance BV
(a)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 1,800 1,902,292
(5-Year EUR Swap Annual + 3.69%), 3.25% 1,700 1,796,610
Mundys SpA, 1.63%, 02/03/25 ......... 174 186,373
3,885,275
Wireless Telecommunication Services — 0.5%
Cellnex Finance Co. SA
(b)
1.00% , 09/15/27 ................. 500 505,168
1.50% , 06/08/28 ................. 1,700 1,719,123
1.25% , 01/15/29 ................. 900 887,245
2.00% , 09/15/32 ................. 800 755,133
2.00% , 02/15/33 ................. 3,800 3,571,506
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 55,401 55,069,137
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
.............. 7,063 7,242,895

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.
(b)
2.13% , 07/06/24 ................. EUR 2,741 $ 2,965,408
4.50% , 04/20/25 ................. 1,755 1,921,731
4.75% , 07/30/25 ................. 148 163,945
3.13% , 09/19/25 ................. 533 567,762
5.00% , 04/15/28 ................. 389 424,009
4.00% , 09/19/29 ................. 1,814 1,823,456
3.88% , 07/06/32 ................. 1,805 1,699,414
Telefonica Europe BV
(a)(b)(k)
(6-Year EUR Swap Annual + 4.11%), 4.38% 900 985,308
(6-Year EUR Swap Annual + 4.32%), 7.13% 1,900 2,262,180
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 5,217,820
(8-Year EUR Swap Annual + 3.62%), 6.75% 400 471,007
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
................ GBP 1,463 1,648,028
4.25% , 01/31/31
(c)
................ USD 235 205,213
4.50% , 07/15/31
(b)
................ GBP 2,742 3,014,124
4.75% , 07/15/31
(c)
................ USD 14,154 12,633,945
Vodafone Group plc
(a)(b)
(5-Year EUR Swap Annual + 3.43%),
4.20% , 10/03/78 ............... EUR 1,200 1,290,164
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78 .................... GBP 2,583 3,198,143
(5-Year EUR Swap Annual + 3.00%),
2.63% , 08/27/80 ............... EUR 1,400 1,467,771
Series 60NC10, (5-Year EUR Swap Annual
+ 3.48%), 3.00% , 08/27/80 ........ 1,300 1,282,913
(5-Year EUR Swap Annual + 3.49%),
6.50% , 08/30/84 ............... 600 707,792
113,700,340
Total Corporate Bonds — 84 .9%
(Cost: $ 17,707,660,025 ) ........................... 17,797,027,644
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
05/25/28 ........... USD 4,123 3,827,578
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
05/25/28 ........... 839 778,491
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
02/01/28 ................. 14,350 14,368,056
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Cap + 7.75%),
13.22%
,
02/01/29 ................ 34,094 33,837,864
52,811,989
Air Freight & Logistics — 0.1%
Forward Air Corp., Term Loan B ,
9.86%
,
09/20/30
(a)
................ 12,269 11,604,388
Automobile Components — 0.0%
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
11/17/28
(a)
......... 7,844 6,898,327
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.70%
,
01/24/29 ................. USD 8,923 $ 8,609,535
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.01% Cap + 6.00%),
11.45%
,
01/24/30 ................ 1,936 1,548,800
10,158,335
Broadline Retail — 0.0%
Pug LLC, Term Loan B , (1-mo. CME Term
SOFR + 3.50%), 8.97%
,
02/12/27
(a)
.... 5,394 5,297,446
Capital Markets — 0.1%
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 7.00%
,
08/02/29
(a)
..... 12,959 12,424,471
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
09/30/28 ................. 4,558 4,501,463
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Cap + 7.75%), 13.21%
,
11/24/28 . 5,230 4,883,513
Discovery Purchaser Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Cap + 4.38%), 9.77%
,
10/04/29 ....... 33,225 32,703,362
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Cap +
3.93%), 9.37%
,
07/03/28 ........... 10,325 9,323,639
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.86%
,
03/29/28 ................. 12,061 11,631,252
63,043,229
Commercial Services & Supplies — 0.1%
(a)
KDC/ONE Development Corp., Inc., Term
Loan , (1-mo. CME Term SOFR + 5.00%),
10.36%
,
08/15/28 ................ 11,555 11,422,118
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Cap + 4.25%), 9.89%
,
12/15/28 ....... 9,301 7,206,602
TruGreen LP, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Cap + 8.50%),
14.14%
,
11/02/28 ................ 12,384 9,164,160
27,792,880
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan , 9.96%
,
05/30/30
(a)
. 14,494 14,185,684
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.88%
,
08/01/30
(a)
.......... 52,115 51,742,511
Containers & Packaging — 0.0%
Trident TPI Holdings, Inc., Term Loan B5 ,
(3-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.85%
,
09/15/28
(a)
.......... 6,304 6,301,208

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.96%
,
12/11/28 ............ USD 11,431 $ 11,218,656
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
5.75%), 11.21%
,
12/10/29 ........... 8,164 6,977,281
18,195,937
Diversified Telecommunication Services — 0.1%
(a)
Frontier Communications Holdings LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Cap + 3.75%), 9.22%
,
10/08/27 ....... 3,890 3,865,305
Lumen Technologies, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.25%),
7.72%
,
03/15/27 ................. 6,933 4,714,558
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Cap + 3.25%),
8.72%
,
09/25/26 ................. 5,806 4,627,663
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
03/09/27 ................. 10,960 9,382,243
22,589,769
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
06/28/24
(a) (d)
............... 758 507,704
Financial Services — 0.1%
(a)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Cap + 3.75%), 9.10%
,
04/09/27 ....... 1,124 1,111,877
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Cap + 6.75%), 12.36%
,
04/07/28 ...... 16,090 15,305,612
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.11%
,
10/19/27 ............ 4,145 4,151,831
20,569,320
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME Term
SOFR + 3.75%), 9.11%
,
10/25/27
(a)
.... 14,025 14,036,641
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71% , 05/10/27 ......... 24,280 23,961,431
(1-mo. CME Term SOFR + 4.00%),
9.36% , 09/29/28 ............... 12,226 12,180,509
36,141,940
Health Care Providers & Services — 0.1%
(a)
LifePoint Health, Inc., Term Loan , (3-mo. CME
Term SOFR + 5.50%), 11.17%
,
11/16/28 . 6,118 6,092,303
Quorum Health Corp., Term Loan , (3-mo.
CME Term SOFR at 1.00% Cap + 8.25%),
13.76%
,
04/29/25
(d)
............... 13,933 8,326,670
Surgery Center Holdings, Inc., Term Loan ,
8.86%
,
12/19/30 ................. 5,948 5,965,560
20,384,533
Security
Par (000)
Par (000) Value
Health Care Technology — 1.2%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
02/15/29 ................. USD 95,204 $ 94,680,585
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
10/01/27 ........... 25,105 24,351,689
Polaris Newco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.47%
,
06/02/28 ................. 14,285 14,074,156
Verscend Holding Corp., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
7.00%), 12.47%
,
04/02/29 ........... 63,271 63,270,509
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.47%
,
08/27/25 ................. 53,767 53,811,259
250,188,198
Hotels, Restaurants & Leisure — 0.0%
IRB Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.75% Cap + 3.00%),
8.46%
,
12/15/27
(a)
................ —
(p)
1
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.88%
,
02/26/29 ........... 11,038 10,979,651
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
10/06/28 ........... 24,945 22,310,034
33,289,685
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.50%
,
02/16/28
(a)
................ 3,385 3,377,899
IT Services — 0.0%
Project Alpha Intermediate Holding, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.50%
Cap + 4.75%), 10.11%
,
10/28/30
(a)
..... 3,994 4,007,705
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Cap + 7.00%),
12.48%
,
05/25/27
(a)
............... 5,807 5,822,543
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
09/27/30
(a)
.... 22,578 22,286,168
Machinery — 0.3%
(a)
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.47%
,
03/28/25 ................. 47,874 47,774,193
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Cap + 4.00%),
9.35%
,
11/22/29 ................. 4,088 4,093,852
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Cap + 4.50%),
9.96%
,
04/05/29 ................. 20,279 20,326,855
72,194,900

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.4%
(a)
AVSC Holding Corp., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Cap +
7.25%), 12.72%
,
09/01/25 ........... USD 7,771 $ 7,094,937
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (3-mo. CME Term SOFR + 3.50%),
9.14%
,
08/21/26 ................. 42,068 41,577,521
DirecTV Financing LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.65%
,
08/02/27 ................ 44,363 44,313,803
Promotora de Informaciones SA, Facility
Term Loan B , (3-mo. EURIBOR + 5.22%),
9.19%
,
12/31/26 ................. EUR 307 319,968
93,306,229
Oil, Gas & Consumable Fuels — 0.3%
(a)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
12/21/28 ........... USD 6,196 6,182,882
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.96%
,
09/19/29 ........... 3,157 3,159,722
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.39%
,
10/30/28 ................ 58,031 57,015,458
66,358,062
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.43%
,
04/20/28
(a)
............... 22,984 23,580,457
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.86%
,
05/04/28
(a)
............... 4,007 3,931,629
Professional Services — 0.2%
(a)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
06/02/28 ................. 12,316 11,953,801
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 6.50%),
11.97%
,
06/04/29 ................ 15,642 13,931,385
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.13%
,
04/29/29
(d)
.......... 9,449 7,748,502
OMNIA Partners LLC, Term Loan , (3-mo. CME
Term SOFR + 4.25%), 9.63%
,
07/25/30 .. 40 40,725
33,674,413
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Cap + 4.00%), 9.36%
,
01/31/30
(a) (d)
4,803 4,791,408
Software — 2.0%
(a)
Banff Guarantor, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.97%
,
02/27/26 ........... 27,676 27,546,200
Boxer Parent Co., Inc., Term Loan , 12/29/28
(q)
9,535 9,589,808
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95% - 9.99%
,
03/30/29 ...... 45,421 44,280,331
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.46%
,
10/08/29 ................ 23,214 22,130,631
Security
Par (000)
Par (000) Value
Software (continued)
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.64%
,
07/27/28 ........... USD 45,038 $ 31,639,057
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.89%
,
07/27/29 ........... 30,053 11,420,140
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.20%
,
03/01/29 ................. 32,848 32,621,984
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.61%
,
05/03/28 ................. 37,585 36,890,920
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.61%
,
02/23/29 ................ 4,143 3,845,574
Planview Parent, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Cap +
7.25%), 12.70%
,
12/18/28 ........... 12,161 11,051,309
Proofpoint, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 6.25%),
11.72%
,
08/31/29 ................ 27,151 27,354,381
RealPage, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Cap + 6.50%),
11.97%
,
04/23/29 ................ 51,502 51,373,549
Sabre GLBL, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
12/17/27 ................. 3,437 2,995,602
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
12/17/27 ................. 5,416 4,720,185
Sophia LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
10/07/27 ................. 8,119 8,126,412
Sophia LP, 2nd Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Cap + 8.00%),
13.46%
,
10/09/28 ................ 61,702 61,779,127
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................ 26,958 26,962,458
414,327,668
Transportation Infrastructure — 0.0%
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.86%
,
09/22/28
(a)
................ 5,919 5,936,462
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B , (3-mo. LIBOR USD + 2.25%),
10.75%
,
05/28/24 ................ 12,394 11,483,066
Digicel International Work Fee, Term Loan ,
01/01/38
(q)
..................... 537 497,679
11,980,745
Total Floating Rate Loan Interests — 6 .9%
(Cost: $ 1,476,896,521 ) ........................... 1,443,740,484
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
......... EUR 1,100 1,177,915
France — 0.1%
Electricite de France SA
(a)(k)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(b)
..................... 1,800 1,970,120

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)
..................... GBP 3,700 $ 4,578,333
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)
............... EUR 1,000 1,021,494
(5-Year EUR Swap Annual + 3.20%),
3.00%
(b)
..................... 400 401,838
(5-Year EUR Swap Annual + 4.86%),
7.50%
(b)
..................... 600 722,736
(5-Year EUR Swap Annual + 3.97%),
3.38%
(b)
..................... 4,000 3,869,133
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(c)
..................... USD 5,675 6,335,638
18,899,292
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap Annual +
5.70%), 5.25%
(a) (b) (k)
............... EUR 3,994 4,348,224
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (b)
. 1,804 2,035,100
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 25,872,870 ) .............................. 26,460,531
Shares
Shares
Investment Companies
(r)
iShares Broad USD High Yield Corporate Bond
ETF .......................... 20,500,000 745,175,000
iShares iBoxx $ High Yield Corporate Bond
ETF .......................... 1,500,000 116,085,000
Total Investment Companies — 4 .1%
(Cost: $ 838,739,600 ) ............................. 861,260,000
Beneficial Interest
(000)
Other Interests
(s)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(f) (l)
................. USD 2,520 2,520
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)
.................. 5,500 5,500
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(f) (l)
................. 9,030 9,030
Lehman Brothers Holdings, Inc.
(f) (l)
....... 5,675 5,675
22,725
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(f)(l)
GenOn Energy Holdings LLC ........... 1,864 —
GenOn Energy Holdings LLC
(h)
.......... 3,270 —
—
Media — 0.0%
Adelphia Communications Corp., Escrow
(d) (f) (l)
325 —
Total Other Interests — 0 .0%
(Cost: $ — ) .................................... 22,725
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
... EUR 200 $ 219,108
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... USD 17,549 17,061,803
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 17,052 15,895,323
33,176,234
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The) , Series R , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a) (k)
.. 9,899 9,452,352
Consumer Finance — 0.1%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a) (k)
10,625 9,812,089
Electric Utilities — 0.3%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 34,000 32,157,159
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 13,229 12,317,569
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 26,142 27,216,070
71,690,798
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (c) (k)
..................... 15,109 14,882,365
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (k)
......... 30,369 28,859,053
Total Capital Trusts — 0 .8%
(Cost: $ 173,471,279 ) ............................. 167,872,891
Shares
Shares
Preferred Stocks — 0.1%
Commercial Services & Supplies — 0.0%
Verscend Intermediate Holding Corp.
(Preference) , 12.25%
(d)
............. 9,756 13,736,859
Insurance — 0.1%
Alliant Holdings, Inc. , 9.75%
(d)
.......... 20,162 19,954,132

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services
— 0.0%
(f)
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 3,668,648 )
(g)
................... 3,746,909 $ 14,725
Ligado Networks LLC
(t)
............... 235,644 58,911
73,636
Total Preferred Stocks — 0 .1%
(Cost: $ 68,657,340 ) .............................. 33,764,627
Total Preferred Securities — 0 .9%
(Cost: $ 242,128,619 ) ............................. 201,637,518
Total Long-Term Investments — 97.6%
(Cost: $ 20,454,891,741 ) ........................... 20,465,801,979
Short-Term Securities
Money Market Funds — 0.9%
(r)(u)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.26% ................... 189,142,071 189,142,071
SL Liquidity Series, LLC, Money Market Series ,
5.58%
(v)
....................... 856,813 857,156
Total Short-Term Securities — 0 .9%
(Cost: $ 189,998,598 ) ............................. 189,999,227
Total Options Purchased — 0 .0%
( Cost: $ 4,322,976 ) .............................. 2,347,153
Total Investments Before Options Written and Investments Sold
Short — 98 .5%
(Cost: $ 20,649,213,315 ) ........................... 20,658,148,359
Total Options Written — (0.0) %
(Premium Received — $ (1,187,313) ) .................. (585,737)
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(f)
..................... (388) (4,047)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) ............................. (4,047)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) ............................. (4,047)
Total Investments Net of Options Written and Investments Sold
Short — 98 .5%
(Cost: $ 20,648,020,083 ) ........................... 20,657,558,575
Other Assets Less Liabilities — 1.5% ................... 305,136,042
Net Assets — 100.0% ..............................
$ 20,962,694,617
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,685,934, representing less than 0.05% of its net assets as of period end, and an original cost of $25,531,954.
(h)
All or a portion of this security is on loan.

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
When-issued security.
(o)
Zero-coupon bond.
(p)
Rounds to less than 1,000.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
All or a portion of the security is held by a wholly-owned subsidiary.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 321,060,673 $ — $ (131,918,602)
(a)
$ — $ — $ 189,142,071 189,142,071 $ 5,197,261 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 7,770,183 — (6,918,710)
(a)
5,612 71 857,156 856,813 146,871
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF .... — 730,884,600 — — 14,290,400 745,175,000 20,500,000 3,782,176 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 73,720,000 983,340,000 (962,783,246) 12,658,246 9,150,000 116,085,000 1,500,000 5,263,812 —
$ 12,663,858 $ 23,440,471 $ 1,051,259,227 $ 14,390,120 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 1,076 03/28/24 $ 117,040 $ 2,511,780
Short Contracts
U.S. Treasury Long Bond ..................................................... 77 03/19/24 9,620 (698,527)
U.S. Treasury Ultra Bond ..................................................... 264 03/19/24 35,269 (3,282,608)
(3,981,135)
$ (1,469,355)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 232,597 EUR 209,000 Deutsche Bank AG 03/20/24 $ 1,152
USD 35,288,719 EUR 31,827,096 JPMorgan Chase Bank NA 03/20/24 43,689
44,841
EUR 209,000 USD 231,869 Deutsche Bank AG 01/02/24 (1,143)
USD 2,003,838 EUR 1,828,000 BNP Paribas SA 03/20/24 (20,472)
USD 494,348 EUR 447,000 Morgan Stanley & Co. International plc 03/20/24 (656)
USD 110,211 EUR 100,000 Natwest Markets plc 03/20/24 (528)
USD 192,647,489 EUR 175,819,000 Toronto Dominion Bank 03/20/24 (2,052,837)
USD 330,651,734 EUR 301,328,000 UBS AG 03/20/24 (3,036,090)
USD 92,848,790 GBP 73,232,384 State Street Bank and Trust Co. 03/20/24 (532,535)
(5,644,261)
$ (5,599,420)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 6,095 01/19/24 USD 465.00 USD 289,701 $ 850,252
SPDR S&P 500 ETF Trust ...................... 4,998 02/16/24 USD 460.00 USD 237,560 1,496,901
$ 2,347,153
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 6,095 01/19/24 USD 445.00 USD 289,701 $ (185,897)
SPDR S&P 500 ETF Trust ....................... 4,998 02/16/24 USD 430.00 USD 237,560 (399,840)
$ (585,737)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 B+ USD 470,165 $ 28,079,094 $ 2,985,886 $ 25,093,208
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Picard Bondco SA ......... 5 .00 % Quarterly Deutsche Bank AG 12/20/28 EUR 495 $ (24,592) $ (6,126) $ (18,466)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 $ 81,482 $ 64,355 $ 17,127
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly Barclays Bank plc 12/20/26 BB EUR 515 44,649 13,845 30,804
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB EUR 1,117 96,808 170,645 (73,837)
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,725 222,615 305,686 (83,071)
ADLER Real Estate AG . 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 491 (95,975) (90,041) (5,934)
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 295 (57,689) (52,875) (4,814)
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 830 (162,152) (148,622) (13,530)
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 241 (47,051) (44,393) (2,658)
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 504 (98,468) (91,569) (6,899)
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 365 (71,394) (66,317) (5,077)
United Group BV ...... 5 .00 Quarterly Bank of America NA 12/20/27 B EUR 900 40,333 (111,634) 151,967
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly Barclays Bank plc 06/20/28 NR EUR 872 (19,894) (47,103) 27,209
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 504 (11,498) (31,396) 19,898
$ (78,234) $ (129,419) $ 51,185
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/24 USD 46,190 $ 3,796,199 $ (138,044) $ 3,934,243
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 56,900 4,881,250 (174,125) 5,055,375
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 91,767 7,564,619 (274,257) 7,838,876
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 96,515 10,069,771 (230,990) 10,300,761
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 48,258 4,522,871 (89,643) 4,612,514
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 24,129 2,149,214 (42,794) 2,192,008
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 40,570 3,776,837 (58,597) 3,835,434
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/24 USD 84,326 5,833,325 (582,154) 6,415,479
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 50,000 4,676,747 (145,006) 4,821,753
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 100,000 7,714,515 (487,049) 8,201,564
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/24 USD 100,000 2,534,926 (1,172,456) 3,707,382
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/24 USD 50,000 1,261,125 (545,270) 1,806,395
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/24 USD 41,802 1,021,265 (455,867) 1,477,132
$ 59,802,664 $ (4,396,252) $ 64,198,916
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34%

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 15,813,439 $ — $ 15,813,439
Common Stocks
Capital Markets ........................................ — 8,671,209 — 8,671,209
Chemicals ............................................ 12,095,440 — — 12,095,440
Commercial Services & Supplies ............................. — — 3,412,694 3,412,694
Electrical Equipment ..................................... 6,612 — — 6,612
Energy Equipment & Services .............................. 66,411 — — 66,411
Financial Services ...................................... 4,130,335 — — 4,130,335
Ground Transportation ................................... 10,779,922 — — 10,779,922
Hotels, Restaurants & Leisure .............................. 5,401,916 — — 5,401,916
IT Services ........................................... 2,003,347 — — 2,003,347
Metals & Mining ........................................ 34,742,596 — — 34,742,596
Oil, Gas & Consumable Fuels ............................... 6,488,398 — 40,679 6,529,077
Pharmaceuticals ....................................... 14,590,029 — — 14,590,029
Real Estate Management & Development ....................... 68,038 29,756 — 97,794
Semiconductors & Semiconductor Equipment .................... 1,226 — — 1,226
Software ............................................. 17,311,030 — — 17,311,030
Corporate Bonds
Aerospace & Defense .................................... — 790,722,947 — 790,722,947
Air Freight & Logistics .................................... — 19,657,599 — 19,657,599
Automobile Components .................................. — 357,143,422 — 357,143,422
Automobiles .......................................... — 27,077,046 — 27,077,046
Banks ............................................... — 391,434,096 — 391,434,096
Biotechnology ......................................... — 5,377,647 — 5,377,647
Broadline Retail ........................................ — 66,694,613 — 66,694,613
Building Products ....................................... — 173,082,781 — 173,082,781
Capital Markets ........................................ — 204,613,513 — 204,613,513
Chemicals ............................................ — 460,223,522 — 460,223,522
Commercial Services & Supplies ............................. — 736,239,372 — 736,239,372
Communications Equipment ................................ — 93,425,002 — 93,425,002
Construction & Engineering ................................ — 131,675,781 — 131,675,781
Construction Materials .................................... — 79,884,861 — 79,884,861
Consumer Finance ...................................... — 244,078,548 — 244,078,548
Consumer Staples Distribution & Retail ........................ — 150,478,614 — 150,478,614

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ — $ 553,544,790 $ — $ 553,544,790
Distributors ........................................... — 31,666,345 — 31,666,345
Diversified Consumer Services .............................. — 87,066,746 — 87,066,746
Diversified REITs ....................................... — 150,503,751 — 150,503,751
Diversified Telecommunication Services ........................ — 1,045,109,545 — 1,045,109,545
Electric Utilities ........................................ — 181,523,401 — 181,523,401
Electrical Equipment ..................................... — 94,271,034 — 94,271,034
Electronic Equipment, Instruments & Components ................. — 62,997,589 — 62,997,589
Energy Equipment & Services .............................. — 850,604,379 — 850,604,379
Entertainment ......................................... — 102,070,604 — 102,070,604
Financial Services ...................................... — 616,252,118 — 616,252,118
Food Products ......................................... — 204,080,267 — 204,080,267
Gas Utilities ........................................... — 36,589,430 — 36,589,430
Ground Transportation ................................... — 177,637,170 — 177,637,170
Health Care Equipment & Supplies ........................... — 272,744,679 — 272,744,679
Health Care Providers & Services ............................ — 483,479,123 — 483,479,123
Health Care Technology .................................. — 166,894,677 — 166,894,677
Hotel & Resort REITs .................................... — 159,118,649 — 159,118,649
Hotels, Restaurants & Leisure .............................. — 1,407,741,096 — 1,407,741,096
Household Durables ..................................... — 108,295,188 — 108,295,188
Household Products ..................................... — 22,665,222 — 22,665,222
Independent Power and Renewable Electricity Producers ............ — 88,826,174 — 88,826,174
Industrial Conglomerates .................................. — 173,111,902 — 173,111,902
Insurance ............................................ — 723,151,613 — 723,151,613
IT Services ........................................... — 290,813,750 — 290,813,750
Leisure Products ....................................... — 28,112,258 — 28,112,258
Life Sciences Tools & Services .............................. — 84,591,189 — 84,591,189
Machinery ............................................ — 317,269,296 — 317,269,296
Marine Transportation .................................... — 2,377,130 — 2,377,130
Media ............................................... — 957,698,007 — 957,698,007
Metals & Mining ........................................ — 466,710,574 — 466,710,574
Mortgage Real Estate Investment Trusts (REITs) .................. — 14,171,960 — 14,171,960
Oil, Gas & Consumable Fuels ............................... — 1,406,272,550 — 1,406,272,550
Paper & Forest Products .................................. — 1,564,281 — 1,564,281
Passenger Airlines ...................................... — 154,253,288 — 154,253,288
Personal Care Products .................................. — 19,626,458 — 19,626,458
Pharmaceuticals ....................................... — 190,863,009 — 190,863,009
Professional Services .................................... — 107,574,266 — 107,574,266
Real Estate Management & Development ....................... — 85,375,575 — 85,375,575
Retail REITs .......................................... — 5,535,000 — 5,535,000
Semiconductors & Semiconductor Equipment .................... — 117,962,509 — 117,962,509
Software ............................................. — 805,774,820 — 805,774,820
Specialized REITs ...................................... — 121,008,822 — 121,008,822
Specialty Retail ........................................ — 198,643,541 — 198,643,541
Technology Hardware, Storage & Peripherals .................... — 57,085,270 — 57,085,270
Textiles, Apparel & Luxury Goods ............................ — 36,327,623 — 36,327,623
Trading Companies & Distributors ............................ — 478,075,997 — 478,075,997
Transportation Infrastructure ............................... — 3,885,275 — 3,885,275
Wireless Telecommunication Services ......................... — 113,700,340 — 113,700,340
Floating Rate Loan Interests
Aerospace & Defense .................................... — 52,811,989 — 52,811,989
Air Freight & Logistics .................................... — 11,604,388 — 11,604,388
Automobile Components .................................. — 6,898,327 — 6,898,327
Beverages ........................................... — 10,158,335 — 10,158,335
Broadline Retail ........................................ — 5,297,446 — 5,297,446
Capital Markets ........................................ — 12,424,471 — 12,424,471
Chemicals ............................................ — 63,043,229 — 63,043,229
Commercial Services & Supplies ............................. — 27,792,880 — 27,792,880
Communications Equipment ................................ — 14,185,684 — 14,185,684
Construction & Engineering ................................ — 51,742,511 — 51,742,511
Containers & Packaging .................................. — 6,301,208 — 6,301,208
Diversified Consumer Services .............................. — 18,195,937 — 18,195,937
Diversified Telecommunication Services ........................ — 22,589,769 — 22,589,769
Energy Equipment & Services .............................. — — 507,704 507,704
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ — $ 20,569,320 $ — $ 20,569,320
Food Products ......................................... — 14,036,641 — 14,036,641
Health Care Equipment & Supplies ........................... — 36,141,940 — 36,141,940
Health Care Providers & Services ............................ — 12,057,863 8,326,670 20,384,533
Health Care Technology .................................. — 250,188,198 — 250,188,198
Hotels, Restaurants & Leisure .............................. — 1 — 1
Household Durables ..................................... — 33,289,685 — 33,289,685
Interactive Media & Services ............................... — 3,377,899 — 3,377,899
IT Services ........................................... — 4,007,705 — 4,007,705
Leisure Products ....................................... — 5,822,543 — 5,822,543
Life Sciences Tools & Services .............................. — 22,286,168 — 22,286,168
Machinery ............................................ — 72,194,900 — 72,194,900
Media ............................................... — 93,306,229 — 93,306,229
Oil, Gas & Consumable Fuels ............................... — 66,358,062 — 66,358,062
Passenger Airlines ...................................... — 23,580,457 — 23,580,457
Pharmaceuticals ....................................... — 3,931,629 — 3,931,629
Professional Services .................................... — 25,925,911 7,748,502 33,674,413
Real Estate Management & Development ....................... — — 4,791,408 4,791,408
Software ............................................. — 414,327,668 — 414,327,668
Transportation Infrastructure ............................... — 5,936,462 — 5,936,462
Wireless Telecommunication Services ......................... — 11,980,745 — 11,980,745
Foreign Agency Obligations ................................. — 26,460,531 — 26,460,531
Investment Companies .................................... 861,260,000 — — 861,260,000
Other Interests .......................................... — 22,725 — 22,725
Preferred Securities
Banks ............................................... — 33,176,234 — 33,176,234
Capital Markets ........................................ — 9,452,352 — 9,452,352
Commercial Services & Supplies ............................. — — 13,736,859 13,736,859
Consumer Finance ...................................... — 9,812,089 — 9,812,089
Electric Utilities ........................................ — 71,690,798 — 71,690,798
Independent Power and Renewable Electricity Producers ............ — 14,882,365 — 14,882,365
Insurance ............................................ — — 19,954,132 19,954,132
Oil, Gas & Consumable Fuels ............................... — 28,859,053 — 28,859,053
Wireless Telecommunication Services ......................... — 58,911 — 58,911
Short-Term Securities
Money Market Funds ...................................... 189,142,071 — — 189,142,071
Options Purchased
Equity contracts .......................................... 2,347,153 — — 2,347,153
Liabilities
Investment Sold Short
Common Stocks ......................................... (4,047) — — (4,047)
$ 1,160,430,477 $ 19,438,323,306 $ 58,518,648 $ 20,657,272,431
Investments Valued at NAV
(a)
...................................... 871,881
$ 20,658,144,312
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 25,340,213 $ — $ 25,340,213
Foreign currency exchange contracts ............................ — 44,841 — 44,841
Interest rate contracts ....................................... 2,511,780 64,198,916 — 66,710,696
Liabilities
Credit contracts ........................................... — (214,286) — (214,286)
Equity contracts ........................................... (585,737) — — (585,737)
Foreign currency exchange contracts ............................ — (5,644,261) — (5,644,261)
Interest rate contracts ....................................... (3,981,135) — — (3,981,135)
$ (2,055,092) $ 83,725,423 $ — $ 81,670,331
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock High Yield Bond Portfolio

Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts